UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04782

HSBC INVESTOR FUNDS

(Exact name of registrant as specified in charter)

452 Fifth Avenue, New York, NY 10018

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009

Item 1. Schedule of Investments.

HSBC INVESTOR CORE PLUS FIXED INCOME FUND
 Schedule of Portfolio Investments
July 31, 2009
(Unaudited)

Value ($)
Investment in Affiliated Investment Company— 100.0%
HSBC Investor Core Plus Fixed Income Portfolio	9,073,168

TOTAL INVESTMENTS — 100.0%	9,073,168

Percentages indicated are based on net assets of $9,069,982.

See notes to schedules of portfolio investments.

HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME FUND
 Schedule of Portfolio Investments
July 31, 2009
(Unaudited)

Value ($)
Investment in Affiliated Investment Company— 100.1%
HSBC Investor Intermediate Duration Fixed Income Portfolio	11,306,994

TOTAL INVESTMENTS — 100.1%	11,306,994

Percentages indicated are based on net assets of $11,300,528.

See notes to schedules of portfolio investments.

HSBC INVESTOR GROWTH FUND
 Schedule of Portfolio Investments
July 31, 2009
(Unaudited)

Value ($)
Investment in Affiliated Investment Company— 100.0%
HSBC Investor Growth Portfolio	56,234,275

TOTAL INVESTMENTS — 100.0%	56,234,275

Percentages indicated are based on net assets of $56,212,361.

See notes to schedules of portfolio investments.

HSBC INVESTOR OPPORTUNITY FUND
 Schedule of Portfolio Investments
July 31, 2009
(Unaudited)

Value ($)
Investment in Affiliated Investment Company— 100.0%
HSBC Investor Opportunity Portfolio	10,670,791

TOTAL INVESTMENTS — 100.0%	10,670,791

Percentages indicated are based on net assets of $10,671,411.

See notes to schedules of portfolio investments.

HSBC INVESTOR OVERSEAS EQUITY FUND
 Schedule of Portfolio Investments
July 31, 2009
(Unaudited)

Value ($)
Investment in Affiliated Investment Company— 98.8%
HSBC Investor International Equity Portfolio	6,890,633

TOTAL INVESTMENTS — 98.8%	6,890,633

Percentages indicated are based on net assets of $6,971,230.

See notes to schedules of portfolio investments.

HSBC INVESTOR VALUE FUND
 Schedule of Portfolio Investments
July 31, 2009
(Unaudited)

Value ($)
Investment in Affiliated Investment Company— 100.1%
HSBC Investor Value Portfolio	29,220,943

TOTAL INVESTMENTS — 100.1%	29,220,943

Percentages indicated are based on net assets of $29,202,233.

See notes to schedules of portfolio investments.

HSBC INVESTOR AGGRESSIVE GROWTH STRATEGY FUND
Schedule of Portfolio Investments
July 31, 2009
(Unaudited)

	Shares	Value ($)
Investment Companies – 100.1%
Affiliated Investment Companies— 100.1%
HSBC Investor Growth Portfolio		1,862,479
HSBC Investor International Equity Portfolio		2,090,450
HSBC Investor Opportunity Portfolio		3,027,490
HSBC Investor Value Portfolio		1,882,077
HSBC Investor Prime Money Market Fund - Class I Shares, 0.28%*(a)	89,575	89,575
TOTAL INVESTMENTS — 100.1%		8,952,071

Percentages indicated are based on net assets of $8,942,413.

*	Cost for the HSBC Investor Prime Money Market Fund - Class I Shares is $89,575.

(a)	The rate represents the annualized one-day yield that was in effect on July 31, 2009.

See notes to schedules of portfolio investments.

HSBC INVESTOR GROWTH STRATEGY FUND
Schedule of Portfolio Investments
July 31, 2009
(Unaudited)

	Shares	Value ($)
Investment Companies — 100.1%
Affiliated Investment Companies— 98.1%
HSBC Investor Core Plus Fixed Income Portfolio		3,944,411
HSBC Investor Growth Portfolio		5,535,580
HSBC Investor International Equity Portfolio		5,402,101
HSBC Investor Opportunity Portfolio		5,292,979
HSBC Investor Value Portfolio		5,593,118
HSBC Investor Prime Money Market Fund - Class I Shares, 0.28%*(a)	271,508	271,508
		26,039,697
Unaffiliated Investment Company— 2.0%
Goldman Sachs High Yield Fund - Class I Shares**	82,868	527,050
TOTAL INVESTMENTS — 100.1%		26,566,747

Percentages indicated are based on net assets of $26,532,438.

*	Cost for the HSBC Investor Prime Money Market Fund - Class I Shares is $271,508.
**	Cost for the Goldman Sachs High Yield Fund - Class I Shares is $432,918.
(a)	The rate represents the annualized one-day yield that was in effect on July 31, 2009.

See notes to schedules of portfolio investments.

HSBC INVESTOR MODERATE GROWTH STRATEGY FUND
Schedule of Portfolio Investments
July 31, 2009
(Unaudited)

	Shares	Value ($)
Investment Companies— 100.1%
Affiliated Investment Companies— 95.1%
HSBC Investor Core Plus Fixed Income Portfolio		7,744,843
HSBC Investor Growth Portfolio		5,673,108
HSBC Investor International Equity Portfolio		4,589,053
HSBC Investor Opportunity Portfolio		3,297,494
HSBC Investor Value Portfolio		5,430,056
HSBC Investor Prime Money Market Fund - Class I Shares, 0.28%*(a)	1,774,407	1,774,407
		28,508,961
Unaffiliated Investment Company— 5.0%
Goldman Sachs High Yield Fund - Class I Shares**	234,693	1,492,669
TOTAL INVESTMENTS — 100.1%		30,001,630

Percentages indicated are based on net assets of $29,968,583.

*	Cost for the HSBC Investor Prime Money Market Fund - Class I Shares is $1,774,407.
**	Cost for the Goldman Sachs High Yield Fund - Class I Shares is $1,228,253.
(a)	The rate represents the annualized one-day yield that was in effect on July 31, 2009.

See notes to schedules of portfolio investments.

HSBC INVESTOR CONSERVATIVE GROWTH STRATEGY FUND
Schedule of Portfolio Investments
July 31, 2009
(Unaudited)

	Shares	Value ($)
Investment Companies— 100.2%
Affiliated Investment Companies— 92.2%
HSBC Investor Core Plus Fixed Income Portfolio		2,551,550
HSBC Investor Growth Portfolio		1,534,555
HSBC Investor Intermediate Duration Fixed Income Portfolio		305,522
HSBC Investor International Equity Portfolio		1,048,225
HSBC Investor Opportunity Portfolio		410,842
HSBC Investor Value Portfolio		1,447,046
HSBC Investor Prime Money Market Fund - Class I Shares, 0.28%*(a)	2,106,793	2,106,793
		9,404,533
Unaffiliated Investment Company— 8.0%
Goldman Sachs High Yield Fund - Class I Shares**	128,679	818,409
TOTAL INVESTMENTS — 100.2%		10,222,942

Percentages indicated are based on net assets of $10,202,692.

*	Cost for the HSBC Investor Prime Money Market Fund - Class I Shares is $2,106,793.
**	Cost for the Goldman Sachs High Yield Fund - Class I Shares is $673,399.
(a)	The rate represents the annualized one-day yield that was in effect on July 31, 2009.

See notes to schedules of portfolio investments.

HSBC INVESTOR NEW YORK TAX-FREE BOND FUND
Schedule of Portfolio Investments
July 31, 2009
(Unaudited)

	Principal Amount ($)	Value ($)
Municipal Bonds – 96.5%
New York – 91.5%
Livingston County GO, 4.00%, 7/15/21, (FSA), Callable 7/15/18 @ 100	1,450,000	1,491,020
Long Island Power Authority Electrical Systems Revenue, 5.00%, 12/1/22, Callable 12/1/16 @ 100	500,000	511,175
Metropolitan Transportation Authority Revenue, 5.50%, 1/1/19, (MBIA Insured), Callable 7/1/12 @ 100	480,000	498,950
Metropolitan Transportation Authority Revenue, Series A, 5.75%, 7/1/18	1,310,000	1,480,994
New York City GO, 5.00%, 8/1/14	200,000	223,624
New York City GO, 5.00%, 8/1/15	325,000	361,826
New York City GO, 5.00%, 8/1/17	500,000	551,645
New York City GO, Series C, 5.00%, 8/1/16, (MBIA Insured), Callable 8/1/15 @ 100	500,000	548,695
New York City IDA Civic Facility Revenue, USTA National Tennis Center, 5.00%, 11/15/19, (FSA Insured), Callable 5/1/13 @ 100	1,000,000	1,070,710
New York City IDA Revenue, Queens Baseball Stadium, 5.00%, 1/1/18, (AMBAC Insured), Callable 1/1/17 @ 100	550,000	544,027
New York City Transitional Finance Authority Building Aid Revenue, 5.00%, 7/15/18, (FGIC Insured), Callable 1/15/17 @ 100	550,000	587,191
New York City Transitional Finance Authority Building Aid Revenue, Series S-4, 5.00%, 1/15/20, (State Aid Withholding), Callable 1/15/19 @ 100	1,000,000	1,063,250
New York City Transitional Finance Authority Revenue, 5.25%, 5/1/17, Callable 5/1/11 @ 100	400,000	424,780
New York City Transitional Finance Authority Revenue, Series B, 5.00%, 11/1/22, Callable 5/1/17 @ 100	160,000	172,086
New York City Trust for Cultural Resources Revenue, Museum of Modern Art, Series 1A, 5.00%, 10/1/10	1,000,000	1,050,760
New York State Dormitory Authority Revenue, Cornell University, Series A, 5.00%, 7/1/39, Callable 7/1/19 @ 100	1,000,000	1,017,170
New York State Dormitory Authority Revenue, Department of Health, 5.25%, 7/1/16, Callable 7/1/14 @ 100	500,000	540,130
New York State Dormitory Authority Revenue, Fashion Institute, 5.25%, 7/1/22, (FGIC Insured)	1,250,000	1,305,463
New York State Dormitory Authority Revenue, Master BOCES PG, 5.25%, 8/15/19, (FSA Insured), Callable 8/15/12 @ 100	1,000,000	1,079,280
New York State Dormitory Authority Revenue, Mental Health, 5.00%, 2/15/15, (FGIC Insured)	1,245,000	1,366,387
New York State Dormitory Authority Revenue, New York University, 5.50%, 7/1/18, (AMBAC Insured)	500,000	577,670
New York State Dormitory Authority Revenue, NYSARC, Inc., 5.25%, 7/1/18, (FSA Insured), Callable 7/1/12 @ 101	1,460,000	1,570,172
New York State Dormitory Authority Revenue, Sloan Kettering Institute, 5.50%, 7/1/23, (MBIA Insured)	1,300,000	1,459,874
New York State Dormitory Authority Revenue, St. Johns University, 5.00%, 7/1/24, (MBIA Insured), Callable 7/1/17 @ 100	1,000,000	1,019,600
New York State Dormitory Authority Revenue, State Personal Income Tax Revenue, 5.00%, 3/15/23, Callable 3/15/15 @ 100	1,000,000	1,047,500
New York State Dormitory Authority Revenue, University of Rochester, 5.00%, 7/1/22, Callable 1/1/17 @ 100	500,000	524,435
New York State Dormitory Authority Revenue, University of Rochester, Series B, 2.50%, 7/1/10	1,445,000	1,469,262
New York State Environmental Facilities Corp., State Personal Income Tax Revenue, Series A, 5.00%, 12/15/21, Callable 12/15/18 @ 100	1,115,000	1,217,145
New York State GO, Series A, 3.50%, 3/15/12	1,000,000	1,065,530
New York State Municipal Bond Bank Revenue, 5.50%, 12/1/12	650,000	720,460
New York State Power Authority Revenue, Series C, 5.00%, 11/15/17, (NATL-RE)	1,000,000	1,145,370
New York State Thruway Authority Revenue, Personal Income Tax Revenue, 5.00%, 3/15/21, (MBIA Insured), Callable 3/15/13 @ 100	500,000	525,645
New York State Thruway Authority Revenue, Second General Highway & Bridge, 5.00%, 4/1/22, (MBIA Insured), Callable 4/1/14 @ 100	1,000,000	1,038,990
New York State Urban Development Corp. Revenue, 5.00%, 3/15/21, (FSA Insured), Callable 3/15/15 @ 100	1,000,000	1,065,340
New York State Urban Development Corp. Revenue, 5.13%, 1/1/22, Callable 7/1/14 @ 100	885,000	916,223
Onondaga County, Water Authority Revenue, 5.00%, 9/15/14, (FSA Insured), Callable 9/15/10 @ 101	300,000	314,946

See notes to schedules of portfolio investments.

Onondaga County, Water Authority Revenue, 5.00%, 9/15/15, (FSA Insured), Callable 9/15/10 @ 101	665,000	696,980
Orange County GO, 4.00%, 7/1/24, Callable 7/1/18 @ 100	1,250,000	1,250,900
Southampton Town GO, 4.00%, 12/15/22, Callable 12/15/19 @ 100	1,000,000	1,034,600
Suffolk County, New York GO, 5.25%, 5/1/15, (FSA Insured)	100,000	116,603
Tobacco Settlement Financing Corp., 5.50%, 6/1/21, Callable 6/1/13 @ 100	1,000,000	1,037,310
Triborough Bridge & Tunnel Authority Revenue, Series B, 5.00%, 11/15/20, (NATL-RE-IBC, Go of Authority), Callable 11/15/12 @ 100	1,330,000	1,420,799
Webster, Central School District GO, 5.00%, 6/15/14, (FSA Insured)	500,000	571,165
Yonkers, New York, 5.00%, 12/1/14, (MBIA Insured)	750,000	778,110

		38,473,792

Puerto Rico – 5.0%
Puerto Rico Commonwealth, Highway & Transportation Authority Grant Antic Revenue, 5.00%, 9/15/17, (MBIA Insured), Callable 3/15/14 @ 100	1,000,000	1,078,250
Puerto Rico Electric Power Authority Power Revenue, 5.25%, 7/1/22, (MBIA Insured)	1,000,000	1,003,680
Puerto Rico Public Buildings Authority Revenue, 5.25%, 7/1/33, (Commonwealth Guaranteed), Pre- refunded 7/1/14 @ 100	10,000	11,394

		2,093,324

TOTAL MUNICIPAL BONDS (COST $39,729,066)		40,567,116

Investment Company – 3.0%
BlackRock Liquidity New York Money Fund, Institutional Shares, 0.13% (a)	1,265,568	1,265,568

TOTAL INVESTMENT COMPANY (COST $1,265,568)		1,265,568

TOTAL INVESTMENTS (COST $40,994,634) — 99.5%		41,832,684

Percentages indicated are based on net assets of $42,026,744.

(a)	The rate represents the annualized one-day yield that was in effect on July 31, 2009.

AMBAC	American Municipal Bond Assurance Corp.

BOCES	Board of Cooperative Educational Services

FGIC	Financial Guaranty Insurance Co.

FSA	Financial Security Assurance

GO	General Obligation

IBC	Insured Bond Certificate

IDA	Industrial Development Agency

MBIA	Municipal Bond Insurance Association

NATL-RE	Insured by the National Public Finance Guarantee Corporation

See notes to schedules of portfolio investments.

HSBC INVESTOR MID-CAP FUND
Schedule of Portfolio Investments
July 31, 2009
(Unaudited)

	Shares	Value($)
Common Stocks – 96.5%
Aerospace & Defense – 1.3%
L-3 Communications Holdings, Inc.	2,300	173,650

Agricultural Chemicals – 0.7%
Compass Minerals International, Inc.	1,700	90,423

Banking – 1.3%
HDFC Bank Ltd. ADR	625	61,106
Signature Bank (a)	3,450	101,706

		162,812

Biotechnology – 1.2%
BioMarin Pharmaceuticals, Inc. (a)	9,750	159,998

Business Services – 2.1%
Fiserv, Inc. (a)	3,650	173,046
Morningstar, Inc. (a)	2,150	95,224

		268,270

Chemicals – 2.9%
Airgas, Inc.	4,900	218,442
FMC Corp.	2,550	124,032
Valspar Corp. (The)	1,200	30,384

		372,858

Commercial Services – 5.4%
Aaron’s, Inc.	4,450	122,241
IHS, Inc., Class A (a)	3,900	194,766
Ritchie Brothers Auctioneers, Inc. ADR	8,775	210,600
URS Corp. (a)	3,300	166,980

		694,587

Communications – 1.4%
Discovery Communications, Inc., Class A (a)	3,850	94,325
Discovery Communications, Inc., Class C (a)	3,950	88,480

		182,805

Computer Services – 5.5%
Cognizant Technology Solutions Corp. (a)	8,775	259,652
FactSet Research Systems, Inc.	2,900	164,430
McAfee, Inc. (a)	6,350	283,083

		707,165

Computer Software – 5.5%
Akamai Technologies, Inc. (a)	3,850	63,294
Check Point Software Technologies Ltd. (a)	6,000	160,140
MICROS Systems, Inc. (a)	5,400	147,906
Solera Holdings, Inc. (a)	6,500	175,045
Sybase, Inc. (a)	4,800	171,840

		718,225

Consumer Products – 4.9%
Church & Dwight Co., Inc.	2,550	150,399
Crown Holdings, Inc. (a)	4,900	122,990
Gildan Activewear, Inc. (a)	7,725	128,390
Tupperware Brands Corp.	4,650	158,425
VF Corp.	1,100	71,159

		631,363

Correctional Institutions – 1.1%
Corrections Corp. of America (a)	8,575	148,005

Distribution & Wholesale – 3.5%
Genuine Parts Co.	5,050	178,871
LKQ Corp. (a)	15,025	269,549

		448,420

Education – 1.1%
New Oriental Education & Technology Group, Inc. ADR (a)	1,950	143,325

Electronic Components & Semiconductors – 5.0%
American Superconductor Corp. (a)	4,600	147,982
Cree, Inc. (a)	6,400	205,184
Itron, Inc. (a)	2,350	122,599
Microchip Technology, Inc.	6,300	169,659

		645,424

Energy – 1.4%
Core Laboratories N.V.	2,125	182,559

Environmental Services – 1.4%
Stericycle, Inc. (a)	3,625	185,600

Financial Services – 4.8%
Affiliated Managers Group, Inc. (a)	1,800	118,836
Annaly Capital Management, Inc.	17,000	286,450
Eaton Vance Corp.	5,175	148,108
People’s United Financial, Inc.	4,000	65,000

		618,394

Food & Beverage – 4.3%
Central European Distribution Corp. (a)	5,525	158,623
Flowers Foods, Inc.	6,425	151,823
J.M. Smucker Co. (The)	2,850	142,585
Yum! Brands, Inc.	2,750	97,515

		550,546

Health Care – 9.4%
DaVita, Inc. (a)	3,100	154,070
Express Scripts, Inc. (a)	1,625	113,815
Haemonetics Corp. (a)	2,950	174,079
Hologic, Inc. (a)	4,526	66,487
Intuitive Surgical, Inc. (a)	300	68,196
Laboratory Corp. of America Holdings (a)	2,275	152,857
Masimo Corp. (a)	3,200	78,240
ResMed, Inc. (a)	4,300	176,300
Techne Corp.	725	46,270
West Pharmaceutical Services, Inc.	4,950	180,675

		1,210,989

Industrial Manufacturing – 3.1%
Eaton Corp.	1,550	80,476
Lincoln Electric Holdings, Inc.	3,000	127,140
Snap-on, Inc.	1,900	67,697
Valmont Industries, Inc.	1,800	129,276

		404,589

Insurance – 5.2%
Aon Corp.	2,550	100,597
Axis Capital Holdings Ltd.	7,250	206,335
Lincoln National Corp.	7,500	158,925
Proassurance Corp. (a)	4,000	203,120

		668,977

Leisure – 0.8%
Penn National Gaming, Inc. (a)	3,450	109,400

Machinery – 1.9%
AGCO Corp. (a)	1,850	58,201

See notes to schedules of portfolio investments.

Flowserve Corp.	2,300	185,771

		243,972

Metal Processors & Fabrication – 0.9%
Kaydon Corp.	2,750	89,843
Precision Castparts Corp.	400	31,924

		121,767

Oil & Gas – 7.2%
Arena Resources, Inc. (a)	3,800	123,994
Atlas America, Inc.	9,112	183,242
Denbury Resources, Inc. (a)	9,950	165,170
EQT Corp.	5,275	202,455
Oil States International, Inc. (a)	3,275	88,818
Southwestern Energy Co. (a)	4,200	174,006

		937,685

Real Estate – 3.4%
Corporate Office Properties Trust	3,850	130,553
Digital Realty Trust, Inc.	4,700	190,585
Essex Property Trust, Inc.	1,750	113,768

		434,906

Retail – 1.3%
Guess?, Inc.	3,800	110,466
O’Reilly Automotive, Inc. (a)	1,550	63,023

		173,489

Specialty Retail – 0.7%
GameStop Corp., Class A (a)	4,125	90,296

Telecommunications – 2.1%
American Tower Corp., Class A (a)	5,350	182,382
NII Holdings, Inc. (a)	4,150	95,533

		277,915

Transportation – 0.5%
Kansas City Southern (a)	2,900	58,899

Utilities – 5.2%
ITC Holdings Corp.	3,425	163,372
Northeast Utilities	8,275	190,408
NorthWestern Corp.	8,050	194,810
Portland General Electric Co.	6,800	129,404

		677,994

TOTAL COMMON STOCKS (COST $12,072,227)		12,495,307

Investment Companies – 3.8%
MidCap S&P Depositary Receipt Trust Series 1	1,960	223,518
Northern Institutional Diversified Assets Portfolio, Shares Class, 0.10% (b)	276,497	276,497

TOTAL INVESTMENT COMPANIES (COST $466,892)		500,015

TOTAL INVESTMENTS (COST $12,539,119) — 100.3%		12,995,322

Percentages indicated are based on net assets of $12,952,589.

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2009.

ADR	American Depositary Receipt

See notes to schedules of portfolio investments.

HSBC INVESTOR CALIFORNIA TAX-FREE MONEY MARKET FUND
Schedule of Portfolio Investments
July 31, 2009
(Unaudited)

	Principal Amount ($)	Value ($)
Variable Rate Demand Notes – 81.0%
California – 81.0%
ABAG Finance Authority for Nonprofit Corps. Certificates of Participation, Series C-98B, 0.23%, 10/1/27, (LOC U.S. Bank N.A.) (a)	600,000	600,000
ABAG Finance Authority for Nonprofit Corps. Multi-family Revenue, 0.40%, 5/15/38, AMT, (Credit Support FNMA, Liquid Facility FNMA) (a)	1,000,000	1,000,000
ABAG Finance Authority for Nonprofit Corps. Multi-family Revenue, Series A, 0.37%, 12/15/32, (Credit Support FNMA) (a)	1,000,000	1,000,000
ABAG Finance Authority for Nonprofit Corps. Multi-family Revenue, Series A, 0.54%, 12/15/32, AMT, (Credit Support FNMA, Liquid Facility FNMA) (a)	1,000,000	1,000,000
ABAG Finance Authority for Nonprofit Corps. Revenue, 0.30%, 7/1/35, (LOC Wells Fargo Bank N.A., U.S. Bank N.A.) (a)	1,500,000	1,500,000
ABAG Finance Authority for Nonprofit Corps. Revenue, 0.28%, 9/1/35, (LOC Bank of New York) (a)	775,000	775,000
Anaheim California Union High School District Certificates of Participation, 0.40%, 9/1/29, (Credit Support FSA, SPA First Union National Bank) (a)	1,485,000	1,485,000
Antelope Valley-East Kern California Water Agency Certificates of Participation, Series A-2, 0.24%, 6/1/37, (LOC Wells Fargo Bank N.A.) (a)	1,000,000	1,000,000
Burbank California Redevelopment Agency Multi-family Housing Revenue, Series A, 0.30%, 11/1/10, (LOC FHLB, Washington Mutual Bank) (a)	1,500,000	1,500,000
California Economic Development Financing Authority IDR, 0.54%, 5/1/23, AMT, (LOC Wells Fargo Bank N.A.) (a)	500,000	500,000
California Health Facilities Financing Authority Revenue, Series A, 0.19%, 8/1/21, (LOC U.S. Bank N.A.) (a)	500,000	500,000
California Health Facilities Financing Authority Revenue, Series A-2, 0.35%, 11/15/40, (LOC Bank of America N.A.) (a)	1,800,000	1,800,000
California Health Facilities Financing Authority Revenue, Series F, 0.22%, 10/1/31, (LOC Northern Trust Co.) (a)	1,000,000	1,000,000
California Infrastructure & Economic Development Bank Revenue, 0.29%, 11/15/37, (LOC Bank of New York, California State Teacher’s Retirement) (a)	1,500,000	1,500,000
California Infrastructure & Economic Development Bank Revenue, Series E, 0.27%, 9/1/38, (LOC Northern Trust Co.) (a)	1,500,000	1,500,000
California Municipal Finance Authority Revenue, 0.25%, 7/1/38, (LOC U.S. Bank N.A.) (a)	1,500,000	1,500,000
California Municipal Finance Authority Solid Waste Disposal Revenue, Series A, 0.45%, 2/1/19, (LOC JP Morgan Chase Bank) (a)	1,500,000	1,500,000
California Pollution Control Financing Authority Revenue, Series C, 0.40%, 11/1/17, AMT, (LOC BNP Paribas) (a)	1,000,000	1,000,000
California Pollution Control Financing Authority Revenue, Series C, 0.28%, 11/1/26, (LOC JP Morgan Chase Bank) (a)	500,000	500,000
California State Department of Water Resources Power Supply Revenue, 0.25%, 5/1/20, (LOC JP Morgan Chase Bank, Societe Generale) (a)	1,500,000	1,500,000
California State Department of Water Resources Power Supply Revenue, 0.22%, 5/1/22, (LOC Bank of New York, California State Teachers Retirement) (a)	2,000,000	2,000,000
California State Economic Development Financing Authority IDR, 0.54%, 4/1/16, AMT, (LOC Wells Fargo Bank N.A.) (a)	500,000	500,000
California State GO, 0.38%, 5/1/33, (LOC Westlandesbank AG, JP Morgan Chase Bank) (a)	2,200,000	2,200,000
California State GO, 0.40%, 5/1/34, (LOC Citibank N.A.) (a)	2,010,000	2,010,000
California State GO, Series A-2, 0.30%, 5/1/34, (LOC Citibank N.A., California State Teacher’s Retirement) (a)	1,775,000	1,775,000
California State GO, Series B-1, 0.23%, 5/1/33, (LOC BNP Paribas, Bank of New York, California State Teacher’s Retirement) (a)	1,000,000	1,000,000
California State GO, Series B-3, 0.35%, 5/1/33, (LOC BNP Paribas, Bank of New York, California State Teacher’s Retirement) (a)	510,000	510,000
California Statewide Communities Development Authority Multi- family Revenue, Series J, 0.28%, 9/1/29, (LOC Wells Fargo Bank N.A.) (a)	500,000	500,000

See notes to schedules of portfolio investments.

California Statewide Communities Development Authority Multi- family Revenue, Series BB, 0.47%, 12/1/34, AMT, (LOC Citibank N.A.) (a)	860,000	860,000
California Statewide Communities Development Authority Revenue, 0.39%, 5/1/25, (LOC Bank of New York) (a)	1,065,000	1,065,000
California Statewide Communities Development Authority Revenue, Series A, 0.28%, 3/1/31, (LOC BNP Paribas) (a)	1,000,000	1,000,000
California Statewide Communities Development Authority Revenue, Series B, 0.30%, 6/1/35, (LOC Citibank N.A.) (a)	1,000,000	1,000,000
California Statewide Communities Development Authority Revenue, Series B, 0.27%, 8/15/36, (LOC UBS AG) (a)	1,500,000	1,500,000
California Statewide Communities Development Authority Revenue, 0.27%, 11/15/38, (LOC Bank of America N.A.) (a)	1,615,000	1,615,000
Concord California Multi-family Mortgage Revenue, Series A, 0.55%, 12/1/16, AMT, (Credit Support FHLMC, Liquid Facility FHLMC) (a)	1,425,000	1,425,000
Contra Costa County California Housing Authority Multi-family Revenue, 0.33%, 11/15/17, (Credit Support FHLMC) (a)	1,075,000	1,075,000
Contra Costa County California Multi-family Mortgage Revenue, Series B, 0.29%, 11/15/22, (Credit Support FNMA, Liquid Facility FNMA) (a)	900,000	900,000
Hayward California Housing Authority Multi-family Housing Revenue, Series A, 0.29%, 6/15/25, (Credit Support FNMA, Liquid Facility FNMA) (a)	950,000	950,000
Hemet California Unified School District Certificates of Participation, 0.34%, 10/1/36, (LOC State Street B&T Co.) (a)	1,445,000	1,445,000
Hesperia California Unified School District Certificates of Participation, 2.27%, 2/1/18, (Credit Support FSA, SPA Dexia Bank) (a)	1,100,000	1,100,000
Irvine California Improvement Bond Act 1915, 0.32%, 9/2/22, (LOC State Street B&T Co.) (a)	1,000,000	1,000,000
Irvine Public Facilities & Infrastructure Authority Lease Revenue, 0.68%, 11/1/10, (LOC State Street B&T Co.) (a)	790,000	790,000
Irvine Ranch California Water District GO, 0.23%, 1/1/21, (LOC State Street B&T Co.) (a)	2,800,000	2,800,000
Irvine Ranch California Water District GO, Series B, 0.27%, 10/1/41, (LOC Bank of America N.A.) (a)	1,000,000	1,000,000
Kern California Water Bank Authority Revenue, Series A, 0.34%, 7/1/28, (LOC Wells Fargo Bank N.A.) (a)	615,000	615,000
Los Angeles California Wastewater System Revenue, Series A, 0.23%, 6/1/28, (LOC Bank of Nova Scotia) (a)	500,000	500,000
Los Angeles County California Multi-family Mortgage Revenue, Series C, 0.35%, 4/1/31, (Credit Support FHLMC, Liquid Facility FHLMC) (a)	515,000	515,000
Los Angeles County Housing Authority Multi-family Housing Revenue, 0.33%, 12/1/32, (Credit Support FHLMC) (a)	1,000,000	1,000,000
Los Angeles County Housing Authority Multi-family Housing Revenue, 0.33%, 5/1/33, (Credit Support FHLMC) (a)	1,150,000	1,150,000
Los Angeles Unified School District Certificates of Participation, Series A, 0.27%, 12/1/17, (LOC Bank of New York) (a)	900,000	900,000
Morgan Hill Redevelopment Agency Tax Allocation, 0.24%, 9/1/33, (LOC Scotiabank) (a)	1,000,000	1,000,000
Northern California Transmission Agency Revenue, 0.70%, 5/1/24, (LOC FSA, SPA Dexia Credit Local) (a)	1,150,000	1,150,000
Oakland-Alameda County California Coliseum Authority Lease Revenue, Series C-1, 0.30%, 2/1/25, (LOC Bank of New York, California State Teacher’s Retirement) (a)	1,600,000	1,600,000
Orange County California Apartment Development Revenue, Series F, 0.33%, 8/15/28, (Credit Support FNMA, Liquid Facility FNMA) (a)	1,000,000	1,000,000
Orange County California Apartment Development Revenue, Series 2, 0.28%, 11/15/28, (Credit Support FNMA) (a)	500,000	500,000
Otay California Water District Certificates of Participation, 0.28%, 9/1/26, (LOC Landesbank Hessen-Thuringen) (a)	1,000,000	1,000,000
Perris California Union High School District Certificates of Participation, 2.27%, 9/1/33, (Credit Support FSA, SPA Dexia Credit Local) (a)	1,500,000	1,500,000

See notes to schedules of portfolio investments.

Pleasanton California Certificates of Participation, 0.29%, 11/1/40, (LOC Citibank N.A.) (a)	1,500,000	1,500,000
Sacramento County California Sanitation District Financing Authority Revenue, Series D, 0.32%, 12/1/39, (LOC Bank of America N.A.) (a)	500,000	500,000
San Bernardino County California Certificates of Participation, 0.22%, 7/1/15, (LOC BNP Paribas) (a)	800,000	800,000
San Bernardino County California Multi-family Revenue, Series A, 0.32%, 5/15/29, (Credit Support FNMA, Liquid Facility FNMA) (a)	1,000,000	1,000,000
San Bernardino County California Multi-family Revenue, Series A, 0.32%, 5/15/29, (Credit Support FNMA, Liquid Facility FNMA) (a)	525,000	525,000
San Diego California Housing Authority Multi-family Housing Revenue, Series F, 0.35%, 9/1/39, AMT, (Credit Support FHLMC, Liquid Facility FHLMC) (a)	500,000	500,000
San Jacinto California Unified School District Certificates of Participation, 0.40%, 10/1/28, (LOC FSA, SPA Wachovia Bank N.A.) (a)	1,100,000	1,100,000
San Jose California Redevelopment Agency Revenue, Series B, 0.33%, 8/1/32, (LOC JP Morgan Chase Bank) (a)	800,000	800,000
San Rafael California Redevelopment Agency Multi-family Revenue, Series A, 0.46%, 9/1/31, (LOC Citibank N.V.) (a)	500,000	500,000
Santa Ana Unified School District Certificates of Participation, 0.23%, 7/1/15, (LOC BNP Paribas) (a)	1,500,000	1,500,000
Santa Clara California Electric Revenue, Sub-series A, 0.32%, 7/1/34, (LOC Bank of America N.A.) (a)	500,000	500,000
Santa Clara County California Financing Authority Revenue, Series A, 0.23%, 2/1/44, (LOC Wells Fargo Bank N.A.) (a)	500,000	500,000
Stockton California Health Facilities Revenue, Series A, 0.34%, 12/1/32, (LOC Citibank N.V.) (a)	1,465,000	1,465,000
Stockton California Public Financing Authority Lease Revenue, Series A, 2.27%, 9/1/48, (LOC Assured Guaranty, SPA Dexia Credit Local) (a)	1,400,000	1,400,000
Tahoe Forest California Hospital District Revenue, 0.34%, 7/1/33, (LOC U.S. Bank N.A.) (a)	1,685,000	1,685,000
Tracy California Multi-family Housing Revenue, Series A, 0.33%, 5/1/15, (LOC FHLMC) (a)	1,700,000	1,700,000
Tustin California Improvement Bond Act 1915, Series A, 0.32%, 9/2/13, (LOC Bank of New York) (a)	500,000	500,000
Walnut Creek California Multi- family Housing Revenue, 0.33%, 4/1/27, (Credit Support FHLMC, Liquid Facility FHLMC) (a)	1,000,000	1,000,000
Whittier California Health Facility Revenue, Series B, 0.22%, 6/1/36, (LOC U.S. Bank N.A.) (a)	1,000,000	1,000,000

		83,585,000

TOTAL VARIABLE RATE DEMAND NOTES (COST $83,585,000)		83,585,000

Commercial Paper And Notes – 14.6%
California – 14.6%
Los Angeles Municipal Improvement, 0.30%, 8/27/09	1,000,000	1,000,000
Los Angeles Municipal Improvement, 0.30%, 8/27/09	1,000,000	1,000,000
Orange County Local Transit, 1.00%, 8/4/09	2,000,000	2,000,000
Orange County Local Transit, 1.10%, 8/4/09	1,000,000	1,000,000
Orange County Local Transit, 0.75%, 8/20/09	2,000,000	2,000,000
Port of Oakland California, 0.25%, 12/10/09	2,000,000	2,000,000
Riverside County Teeter Finance, 0.53%, 8/6/09	2,000,000	2,000,000
San Diego County Regional Airport, 0.43%, 12/3/09	1,500,000	1,500,000
San Francisco Airport, 0.35%, 9/3/09	1,600,000	1,600,000
San Gabriel Valley Government, 0.25%, 10/7/09	1,000,000	1,000,000

		15,100,000

TOTAL COMMERCIAL PAPER AND NOTES (COST $15,100,000)		15,100,000

Investment Companies – 4.4%
BlackRock Provident California Institutional Shares, 0.26% (b)	4,336,022	4,336,022
Northern Institutional Tax Exempt Portfolio, Shares Class, 0.33% (b)	169,992	169,992

TOTAL INVESTMENT COMPANIES (COST $4,506,014)		4,506,014

TOTAL INVESTMENTS (COST $103,191,014) — 100.0%		103,191,014

Percentages indicated are based on net assets of $103,232,949.

See notes to schedules of portfolio investments.

(a)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2009. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2009.

AMT	Interest on security is subject to federal alternative minimum tax

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance

GO	General Obligation

IDR	Industrial Development Revenue

LOC	Letter of Credit

SPA	Standby Purchase Agreement

See notes to schedules of portfolio investments.

HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND
Schedule of Portfolio Investments
July 31, 2009
(Unaudited)

	Principal Amount ($)	Value ($)
Variable Rate Demand Notes – 74.3%
New York – 74.3%
Chautauqua County IDA Exempt Facility Revenue, 0.28%, 4/1/42, (LOC Bank of America N.A.) (a)	5,000,000	5,000,000
Dutchess County IDA Civic Facility Revenue, Series A, 0.31%, 7/1/38, (LOC KeyBank N.A.) (a)	5,000,000	5,000,000
Franklin County IDA Civic Facility Revenue, 0.28%, 5/1/19, (LOC Fleet National Bank) (a)	2,325,000	2,325,000
Long Island Power Authority Electrical Systems Revenue, 0.65%, 12/1/29, (Credit Support FSA, SPA Dexia Credit Local) (a)	8,930,000	8,930,000
Long Island Power Authority Electrical Systems Revenue, Series D, 0.65%, 12/1/29, (Credit Support FSA, SPA Dexia Credit Local) (a)	15,000,000	15,000,000
Long Island Power Authority Electrical Systems Revenue, Series J, 0.80%, 12/1/29, (Credit Support FSA, SPA Dexia Credit Local) (a)	7,000,000	7,000,000
Long Island Power Authority Electrical Systems Revenue, Sub-series 3B, 0.33%, 5/1/33, (LOC Westdeutsche Landesbank) (a)	8,400,000	8,400,000
Metropolitan Transportation Authority Revenue, Series D-1, 0.90%, 11/1/29, (Credit Support FSA, SPA Westdeutsche Landesbank) (a)	15,000,000	15,000,000
Metropolitan Transportation Authority Revenue, Sub-series B-1, 0.25%, 11/1/34, (LOC Scotiabank) (a)	10,000,000	10,000,000
Metropolitan Transportation Authority Revenue, Sub-series B-2, 0.25%, 11/1/34, (LOC BNP Paribas) (a)	18,500,000	18,500,000
Metropolitan Transportation Authority Revenue, Sub-series B-3, 0.25%, 11/1/34, (LOC Lloyds TSB Bank plc) (a)	10,000,000	10,000,000
Metropolitan Transportation Authority Revenue, Sub-series G-2, 0.31%, 11/1/26, (LOC BNP Paribas) (a)	2,100,000	2,100,000
Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series A, 1.00%, 11/1/31, (Credit Support FSA, SPA Dexia Credit Local) (a)	5,000,000	5,000,000
Monroe County IDA Civic Facility Revenue, 0.26%, 1/15/32, (LOC JP Morgan Chase Bank) (a)	4,000,000	4,000,000
Monroe County IDA Civic Facility Revenue, 0.28%, 4/1/35, (LOC JP Morgan Chase Bank) (a)	4,050,000	4,050,000
Monroe County IDA Civic Facility Revenue, 0.26%, 6/1/36, (LOC JP Morgan Chase Bank) (a)	3,800,000	3,800,000
Monroe County IDA Civic Facility Revenue, 0.60%, 2/1/38, (LOC JP Morgan Chase Bank) (a)	1,900,000	1,900,000
Monroe County IDA Civic Facility Revenue, 0.34%, 4/1/38, (LOC JP Morgan Chase Bank) (a)	2,200,000	2,200,000
Nassau County IDA Civic Facility Revenue, 0.50%, 6/1/19, (LOC Fleet Bank N.A.) (a)(b)	1,530,000	1,530,000
Nassau Health Care Corp. Revenue, 0.25%, 8/1/29, (LOC TD Bank N.A.) (a)	2,000,000	2,000,000
Nassau Health Care Corp. Revenue, Sub-series B-2, 0.27%, 8/1/29, (Credit Support County Guaranteed, LOC TD Bank N.A.) (a)	5,000,000	5,000,000
New York City Capital Resources Corp. Revenue, Series B1, 0.28%, 7/1/37, (LOC Bank of America N.A.) (a)	2,000,000	2,000,000
New York City GO, 0.28%, 2/15/16, (LOC Bayerische Landesbank) (a)	5,400,000	5,400,000
New York City GO, Series H, Sub- series H-3, 0.38%, 8/1/23, (Credit Support FSA, SPA State Street B&T Co.) (a)	1,000,000	1,000,000
New York City GO, Series J, Sub- series J2, 0.28%, 2/15/16, (LOC Westdeutsche Landesbank) (a)	1,000,000	1,000,000
New York City GO, Sub-series E4, 0.30%, 8/1/22, (LOC Fortis Bank S.A.) (a)	1,900,000	1,900,000
New York City Health & Hospital Corp. Revenue, Series B, 0.31%, 2/15/31, (LOC TD Bank N.A.) (a)	14,800,000	14,800,000
New York City Housing Development Corp. Multi-family Housing Revenue, Series A, 0.30%, 11/15/19, (Credit Support FNMA, Liquidity Facility FNMA) (a)	1,500,000	1,500,000
New York City Housing Development Corp. Multi-family Housing Revenue, Series A, 0.28%, 4/1/31, (Credit Support FHLMC) (a)	1,135,000	1,135,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, 0.28%, 6/15/32, (Credit Support FNMA) (a)	8,795,000	8,795,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, 0.40%, 12/1/36, (LOC Landesbank Hessen) (a)	17,535,000	17,535,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, 0.42%, 1/1/37, AMT, (LOC Citibank N.A.) (a)	10,000,000	10,000,000

See notes to schedules of portfolio investments.

New York City Housing Development Corp. Multi-family Mortgage Revenue, 0.27%, 11/1/46, (Credit Support FHLMC, Liquid Facility FHLMC) (a)	4,000,000	4,000,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, Series A, 0.42%, 1/1/36, AMT, (LOC Citibank N.A.) (a)	5,000,000	5,000,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, Series A, 0.42%, 1/1/38, AMT, (LOC Citibank N.A.) (a)	10,000,000	10,000,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, Series A, 0.45%, 10/1/40, AMT, (LOC Bank of America N.A.) (a)	12,880,000	12,880,000
New York City Housing Development Corp. Revenue, Series A, 0.37%, 3/1/38, (LOC Freddie Mac) (a)	4,900,000	4,900,000
New York City IDA Civic Facility Revenue, 0.25%, 6/1/32, (LOC JP Morgan Chase Bank) (a)	2,500,000	2,500,000
New York City IDA Civic Facility Revenue, 0.32%, 11/1/32, (LOC Wachovia Bank N.A.) (a)	1,500,000	1,500,000
New York City IDA Civic Facility Revenue, 0.46%, 12/1/36, (LOC JP Morgan Chase Bank) (a)	4,440,000	4,440,000
New York City IDA Civic Facility Revenue, 0.33%, 11/1/39, (LOC Bank of America, Citibank N.A.) (a)	15,000,000	15,000,000
New York City IDA Civic Facility Revenue, 0.40%, 11/1/39, (LOC Bank of America, Citibank N.A.) (a)	10,000,000	10,000,000
New York City IDA Civic Facility Revenue, Series B, 0.31%, 6/1/36, (Credit Support Radian, LOC TD Bank N.A.) (a)	4,700,000	4,700,000
New York City IDA Special Facility Revenue, Series B, 0.28%, 5/1/33, (LOC Bank of America N.A.) (a)	2,960,000	2,960,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Sub-series B4, 0.26%, 6/15/23, (SPA BNP Paribas) (a)	2,000,000	2,000,000
New York City Transitional Finance Authority Revenue, Series 3, Sub- series 3-F, 0.30%, 11/1/22, (SPA Royal Bank of Canada) (a)	15,400,000	15,400,000
New York City Transitional Finance Authority Revenue, Series 3, Sub- series 3G, 0.31%, 11/1/22, (SPA Bank of New York) (a)	2,085,000	2,085,000
New York City Transitional Finance Authority Revenue, Series A2, 0.23%, 11/15/27, (SPA Bank of Nova Scotia) (a)	6,100,000	6,100,000
New York City Trust for Cultural Resources Revenue, 0.33%, 12/1/35, (LOC Citibank N.A.) (a)	6,375,000	6,375,000
New York City Trust for Cultural Resources Revenue, Series B-1, 0.29%, 11/1/38, (LOC U.S. Bank N.A.) (a)	3,750,000	3,750,000
New York Local Government Assistance Corp., 0.28%, 4/1/25, (LOC Societe Generale) (a)	21,450,000	21,450,000
New York State Dormitory Authority Revenue, 0.25%, 7/1/28, (LOC TD Bank N.A.) (a)	4,400,000	4,400,000
New York State Dormitory Authority Revenue, Series D, 0.27%, 7/1/34, (LOC TD Banknorth N.A.) (a)	4,775,000	4,775,000
New York State Dormitory Authority Revenue, Non State Supported Debt, 0.27%, 7/1/36, (Credit Support XLCA, LOC TD Banknorth N.A.) (a)	1,925,000	1,925,000
New York State Dormitory Authority Revenue, Non State Supported Debt, 0.26%, 12/1/36, (LOC TD Bank N.A.) (a)	4,500,000	4,500,000
New York State Dormitory Authority Revenue, Non State Supported Debt, 0.27%, 1/1/39, (LOC TD Banknorth N.A.) (a)	4,000,000	4,000,000
New York State Dormitory Authority Revenue, Non State Supported Debt, Series A, 0.25%, 11/15/36, (Credit Support FNMA, Liquidity Facility FNMA) (a)	10,000,000	10,000,000
New York State Dormitory Authority Revenue, State Supported Debt, Series C, 0.28%, 7/1/31, (LOC Bank of America N.A.) (a)	5,000,000	5,000,000
New York State Dormitory Authority Revenue, State Supported Debt, Series D, 0.25%, 7/1/31, (LOC TD Bank N.A.) (a)	5,000,000	5,000,000
New York State Energy Research & Development Authority Facilities Revenue, 0.38%, 11/1/39, AMT, (LOC Citibank N.A.) (a)	1,000,000	1,000,000
New York State Energy Research & Development Authority Facilities Revenue, 0.42%, 11/1/39, AMT, (LOC Citibank N.A.) (a)	4,300,000	4,300,000
New York State Energy Research & Development Authority Facilities Revenue, Series C2, 0.65%, 11/1/39, AMT, (LOC Citibank N.A.) (a)	11,100,000	11,100,000

See notes to schedules of portfolio investments.

New York State Energy Research & Development Authority Facilities Revenue, Sub-series A-3, 0.45%, 5/1/39, (LOC Wachovia Bank N.A.) (a)	19,100,000	19,100,000
New York State Energy Research & Development Authority Pollution Control Revenue, Series C, 0.29%, 6/1/29, (LOC Wells Fargo N.A.) (a)	10,000,000	10,000,000
New York State GO, 1.25%, 3/13/20, (LOC Dexia Credit Local) (a)	24,050,000	24,050,000
New York State Housing Finance Agency Revenue, 0.31%, 5/15/15, (LOC Landesbank Hessen- Thuringen) (a)	800,000	800,000
New York State Housing Finance Agency Revenue, 0.39%, 5/15/28, AMT, (Credit Support FNMA, LOC FNMA) (a)	13,000,000	13,000,000
New York State Housing Finance Agency Revenue, 0.39%, 5/15/33, AMT, (Credit Support FNMA) (a)	2,000,000	2,000,000
New York State Housing Finance Agency Revenue, 0.23%, 5/15/34, (Credit Support FNMA) (a)	10,000,000	10,000,000
New York State Housing Finance Agency Revenue, 0.23%, 11/15/37, (Credit Support FNMA) (a)	10,000,000	10,000,000
New York State Housing Finance Agency Revenue, 0.35%, 11/1/41, AMT, (LOC Bank of New York) (a)	10,000,000	10,000,000
New York State Housing Finance Agency Revenue, Series A, 0.45%, 5/15/32, AMT, (Credit Support FNMA) (a)	1,600,000	1,600,000
New York State Housing Finance Agency Revenue, Series A, 0.37%, 11/1/32, AMT, (Credit Support FHLMC, Liquidity Facility FHLMC) (a)	2,050,000	2,050,000
New York State Housing Finance Agency Revenue, Series A, 0.23%, 5/15/34, (Credit Support FNMA) (a)	1,400,000	1,400,000
New York State Housing Finance Agency Revenue, Series A, 0.28%, 5/1/35, (Credit Support FHLMC) (a)	9,365,000	9,365,000
New York State Housing Finance Agency Revenue, Series A, 0.46%, 11/1/39, AMT, (LOC Citibank N.A.) (a)	5,000,000	5,000,000
New York State Housing Finance Agency Revenue, Series A, 0.25%, 11/1/41, (LOC Bank of New York) (a)	13,000,000	13,000,000
New York State Housing Finance Agency Revenue, Series A, 0.27%, 5/1/42, (LOC Wachovia Bank N.A.) (a)	4,200,000	4,200,000
New York State Housing Finance Agency Revenue, Series A, 0.28%, 5/1/42, (LOC Wachovia Bank N.A.) (a)	5,000,000	5,000,000
New York State Housing Finance Agency Revenue, Series A, 0.23%, 5/1/45, (Credit Support FHLMC, Liquidity Facility FHLMC) (a)	9,750,000	9,750,000
New York State Local Government Assistance Corp. Revenue, Series 4V, 0.80%, 4/1/22, (Credit Support FSA, SPA Westlandesbank AG) (a)	15,000,000	15,000,000
New York State Power Authority, Finance & Administration GO, 0.60%, 3/1/20, (Liquidity Facility Bank of Novia Scotia) (a)	21,000,000	21,000,000
New York State Urban Development Corp. Revenue, Series A5, 0.23%, 1/1/30, (LOC TD Banknorth N.A.) (a)	2,700,000	2,700,000
Oswego County IDA Civic Facility Revenue, 0.50%, 6/1/14, AMT, (LOC Fleet National Bank) (a)	830,000	830,000
Suffolk County IDA, 0.50%, 8/1/18, AMT, (LOC JP Morgan Chase Bank) (a)	2,720,000	2,720,000
Suffolk County IDA Civic Facility, 0.36%, 11/1/14, (LOC Bank of America N.A.) (a)	1,805,000	1,805,000
Suffolk County Water Authority, 0.30%, 12/1/09, (SPA Bank of Nova Scotia) (a)	1,200,000	1,200,000
Syracuse IDA Civic Facility Revenue, Series A-1, 0.33%, 7/1/37, (LOC JP Morgan Chase Bank) (a)	1,300,000	1,300,000
Triborough Bridge & Tunnel Authority Revenue, Series B, 0.26%, 1/1/32, (LOC State Street B&T Co.) (a)	10,000,000	10,000,000
Triborough Bridge & Tunnel Authority Revenue, Sub-series CD, 0.45%, 1/1/19, (Credit Support FSA, SPA Lloyds TSB Bank plc) (a)	10,700,000	10,700,000
Troy IDA Civic Facility Revenue, Series B, 0.40%, 9/1/37, (LOC Bank of America N.A.) (a)	10,000,000	10,000,000
Troy IDA Civic Facility Revenue, Series D, 0.33%, 9/1/42, (LOC Northern Trust Co.) (a)	13,225,000	13,225,000
Ulster County IDA Civic Facility Revenue, Series A, 0.83%, 7/1/21, AMT, (LOC TD Banknorth N.A., ABN Amro Bank N.V.) (a)	1,000,000	1,000,000

See notes to schedules of portfolio investments.

Westchester County IDA Civic Facility Revenue, 0.27%, 11/1/24, (LOC Commerce Bank N.A.) (a)	10,315,000	10,315,000

TOTAL VARIABLE RATE DEMAND NOTES (COST $644,950,000)		644,950,000

Tax-Free Notes And Commercial Paper –16.7%
New York – 16.7%
Long Island Power Authority, 0.42%, 1/5/10	10,200,000	10,200,000
New York City Municipal Water Industry Regional Authority, 0.35%, 9/1/09	20,000,000	20,000,000
New York City Municipal Water Industry Regional Authority, 0.40%, 9/3/09	22,500,000	22,500,000
New York City Municipal Water Industry Regional Authority, 0.35%, 10/1/09	21,000,000	21,000,000
New York Metropolitan Transit Authority, 0.30%, 8/4/09	15,000,000	15,000,000
New York State, 0.40%, 8/26/09	7,000,000	7,000,000
New York State, 0.45%, 8/26/09	13,000,000	13,000,000
New York State, 0.55%, 8/27/09	16,000,000	16,000,000
New York State, 0.35%, 10/6/09	20,000,000	20,000,000

TOTAL TAX-FREE NOTES AND COMMERCIAL PAPER (COST $144,700,000)		144,700,000

Investment Companies – 1.6%
BlackRock Liquidity New York Money Fund, Institutional Shares, 0.13% (c)	13,437,777	13,437,777
JPMorgan New York Municipal Money Market Fund, 0.21% (c)	100,000	100,000
Northern Institutional Tax Exempt Portfolio, Shares Class, 0.33% (c)	511,552	511,552

TOTAL INVESTMENT COMPANIES (COST $14,049,329)		14,049,329

TOTAL INVESTMENTS (COST $803,699,329) — 92.6%		803,699,329

Percentages indicated are based on net assets of $867,787,337.

(a)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2009. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b)

Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Investment Adviser, using procedures approved by the Board of Trustees, has deemed these securities to be liquid.

(c)	The rate represents the annualized one-day yield that was in effect on July 31, 2009.

AMT	Interest on security is subject to federal alternative minimum tax

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance

GO	General Obligation

IDA	Industrial Development Agency

LOC	Letter of Credit

PLC	Public Limited Company

SPA	Standby Purchase Agreement

XLCA	XL Capital Assurance

See notes to schedules of portfolio investments.

HSBC INVESTOR PRIME MONEY MARKET FUND
Schedule of Portfolio Investments
July 31, 2009
(Unaudited)

	Principal Amount ($)	Value ($)
Corporate Obligations – 4.1%
Banking – 3.7%
Australia & New Zealand Banking Group, 0.87%, 10/2/09 (a)(b)	75,000,000	75,000,000
Bank of America Corp., Series BKNT, 1.40%, 10/3/09 (a)(b)	80,000,000	80,000,000
BNP Paribas, 1.15%, 8/13/09 (b)	65,000,000	65,000,000
National Australia Bank Ltd., 0.86%, 10/6/09 (a)(b)	60,000,000	60,000,000
Royal Bank of Canada, 1.18%, 10/15/09 (a)(b)	50,000,000	50,000,000
U.S. Bank N.A., Series BKNT, 0.75%, 9/10/09 (b)	75,000,000	75,000,000
Westpac Banking Corp., 1.09%, 8/20/09 (a)(b)	50,000,000	50,000,000

		455,000,000

Finance – 0.4%
American Honda Finance, 0.76%, 9/18/09, MTN (a)(b)	50,000,000	50,000,000

TOTAL CORPORATE OBLIGATIONS (COST $505,000,000)		505,000,000

Variable Rate Demand Notes – 4.8%
California – 0.3%
Los Angeles Community Redevelopment Agency Multi- family Housing Revenue, 0.43%, 10/15/38, AMT, (LOC Fleet National Bank) (b)	40,700,000	40,700,000

Colorado – 0.8%
Colorado Housing & Finance Authority Multi-family Revenue, 0.39%, 5/1/25, AMT, (LOC U.S. Bank N.A.) (b)	13,250,000	13,250,000
Denver Colorado City & County Airport Revenue, Series B, 0.45%, 11/15/25, AMT, (LOC Wachovia Bank N.A.) (b)	78,800,000	78,800,000

		92,050,000

Idaho – 0.2%
Power County Industrial Development Corp. Exempt Facilities Revenue, 0.49%, 4/1/14, AMT, (LOC Wachovia Bank N.A.) (b)	20,000,000	20,000,000

Illinois – 0.2%
Illinois Development Finance Authority Solid Waste Disposal Revenue, 0.55%, 9/1/27, AMT, (LOC Wachovia Bank N.A.) (b)	24,900,000	24,900,000

Indiana – 0.3%
Indianapolis Local Public Improvement Bond Bank Revenue, Series C-3, 1.05%, 1/1/33, AMT, (Credit Support FSA, SPA Dexia Credit Local) (b)	35,000,000	35,000,000

Maine – 0.2%
Old Town Solid Waste Disposal Revenue, 0.65%, 12/1/24, AMT, (LOC Bank of America N.A.) (b)	22,260,000	22,260,000

Maryland – 0.4%
Maryland State Economic Development Corp. Lease Environmental Improvement Revenue, 0.55%, 12/1/37, AMT, (LOC Wachovia Bank N.A.) (b)	47,000,000	47,000,000

Massachusetts – 0.2%
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue, Series A, 0.60%, 7/1/28, AMT, (LOC Wachovia Bank N.A.) (b)	12,000,000	12,000,000
Massachusetts State Housing Finance Agency Rent Housing Mortgage Revenue, Series A, 1.05%, 1/1/43, AMT, (Credit Support FSA, SPA Dexia Credit Local) (b)	15,530,000	15,530,000

		27,530,000

New York – 0.6%
New York City Housing Development Corp. Multi-family Mortgage Revenue, Series A, 0.45%, 10/1/40, AMT, (LOC Bank of America N.A.) (b)	11,200,000	11,200,000
New York State Housing Finance Agency Revenue, Series A, 0.25%, 11/1/41, (LOC Bank of New York) (b)	49,000,000	49,000,000
Syracuse IDA Civic Facility Revenue, Series A, 0.36%, 1/1/23, (LOC Fleet National Bank) (b)	10,440,000	10,440,000

		70,640,000

Pennsylvania – 0.4%
Bethlehem Area School District, GO, Series 2005, 1.45%, 1/1/30, (Credit Support FSA State Aid Withholding, SPA Dexia Credit Local) (b)	34,680,000	34,680,000
Cumberland County Municipal Authority Revenue, Series D, 0.34%, 1/1/33, (LOC Wachovia Bank N.A.) (b)	9,295,000	9,295,000

		43,975,000

South Carolina – 0.1%
South Carolina State Housing Finance & Development Authority Multi-family Rental Housing Improvement Revenue, 0.49%, 7/15/39, AMT, (LOC Wachovia Bank N.A.) (b)	17,250,000	17,250,000

Texas – 0.7%
Austin Hotel Occupancy Tax Revenue, Sub-series B, 1.00%, 11/15/29, (LOC Dexia Credit Local) (b)	10,740,000	10,740,000
Montgomery County Housing Finance Corp. Multi-family Housing Revenue, 0.40%, 2/1/38, AMT, (LOC Citibank N.A.) (b)	14,785,000	14,785,000
Houston Utility System Revenue, Series B4, 0.40%, 5/15/34, (LOC Bank of America N.A., Bank of New York, Dexia Credit Local, State Street B&T Co.) (b)	27,855,000	27,855,000

See notes to schedules of portfolio investments.

Houston Utility System Revenue, Series B5, 0.40%, 5/15/34, (LOC Bank of America N.A., Bank of New York, Dexia Credit Local, State Street B&T Co.) (b)	24,000,000	24,000,000
Texas State Department of Housing & Community Affairs Multi-family Housing Revenue, 0.42%, 12/1/39, AMT, (LOC Citibank N.A.) (b)	7,200,000	7,200,000

		84,580,000

Washington – 0.4%
Energy Northwest Electric Revenue, Series E, 0.25%, 7/1/17, (LOC JP Morgan Chase Bank) (b)	55,000,000	55,000,000

TOTAL VARIABLE RATE DEMAND NOTES (COST $580,885,000)		580,885,000

U.S. Government and Government Agency
Obligations – 23.9%
Federal Home Loan Bank – 15.8%
0.88%, 8/5/09 (b)	157,000,000	157,001,640
5.13%, 8/5/09	50,000,000	50,024,782
0.58%, 8/17/09 (c)	75,000,000	74,981,000
0.58%, 9/4/09(c)	50,000,000	49,972,611
5.00%, 9/18/09	50,000,000	50,299,873
0.41%, 10/2/09 (c)	50,000,000	49,965,556
0.66%, 10/5/09 (c)	50,000,000	49,941,319
0.42%, 10/9/09 (c)	50,000,000	49,960,708
0.43%, 10/15/09 (c)	50,000,000	49,956,250
0.98%, 11/18/09 (b)	100,000,000	100,000,000
0.58%, 12/9/09	21,425,000	21,425,000
1.15%, 12/11/09	100,000,000	100,178,139
0.58%, 12/14/09	50,000,000	50,000,000
3.75%, 1/8/10	50,000,000	50,743,527
0.31%, 1/22/10 (b)	150,000,000	150,000,000
0.77%, 1/27/10 (b)	150,000,000	150,000,000
0.79%, 2/26/10 (b)	150,000,000	150,000,000
Series 1, 0.65%, 9/10/09 (b)	100,000,000	99,995,310
Series 1, 0.21%, 12/28/09 (b)	75,000,000	74,985,899
Series 1, 0.32%, 1/20/10	100,000,000	99,989,527
Series 1, 0.65%, 5/11/10	110,000,000	110,130,310
Series 2, 0.36%, 9/18/09 (b)	85,000,000	85,008,427
Series Y509, 4.75%, 12/11/09	98,000,000	99,565,752

		1,924,125,630

Federal Home Loan Mortgage Corp. – 5.1%
0.58%, 8/10/09 (c)	50,000,000	49,992,875
0.59%, 8/17/09 (c)	100,000,000	99,974,222
0.40%, 9/28/09 (c)	116,797,000	116,722,536
0.42%, 10/5/09 (c)	50,000,000	49,962,535
4.13%, 11/30/09	100,000,000	101,264,227
4.00%, 12/15/09	185,000,000	187,531,522
Series 1, 2.38%, 5/28/10	14,809,000	15,025,068

		620,472,985

Federal National Mortgage Association – 3.0%
0.39%, 9/25/09 (c)	50,000,000	49,970,972
3.88%, 12/10/09	100,000,000	101,273,158
3.25%, 2/10/10	150,000,000	152,261,591
0.88%, 2/12/10 (b)	50,000,000	49,945,229

		353,450,950

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (COST $2,898,049,565)		2,898,049,565

Commercial Paper And Notes – 34.1%
Banking – 7.3%
ANZ National International Ltd., 0.33%, 10/26/09 (a)(c)	100,000,000	99,921,167
Banco Bilbao Vizcaya London, 0.35%, 9/8/09 (a)(c)	115,000,000	114,957,514
BNZ International Funding Ltd., 0.63%, 8/28/09 (a)(c)	25,000,000	24,988,281
Caisse National CSSE Epar Pre, 0.88%, 8/4/09 (a)(c)	125,000,000	124,990,833
Caisse National CSSE Epar Pre, 0.45%, 9/8/09 (a)(c)	45,000,000	44,978,625
Caisse National CSSE Epar Pre, 0.42%, 10/21/09 (a)(c)	150,000,000	149,863,500
Deutsche Bank Financial LLC, 0.30%, 10/29/09 (c)	100,000,000	99,925,833
DnB NOR Bank ASA, 0.30%, 10/5/09 (a)(c)	80,000,000	79,956,667
National Australia Funding, 0.35%, 8/26/09 (a)(c)	75,000,000	74,981,771
National Bank of Canada, N.Y., 0.32%, 10/20/09 (c)	37,745,000	37,718,159
National Bank of Canada, N.Y., 0.32%, 11/2/09 (c)	15,000,000	14,987,600
Westpac Banking Corp., 0.35%, 9/9/09 (a)(c)	25,000,000	24,990,521

		892,260,471

Diversified – 2.5%
E.ON AG, 0.85%, 8/10/09 (a)(c)	50,000,000	49,989,375
E.ON AG, 0.70%, 8/27/09 (a)(c)	100,000,000	99,949,444
E.ON AG, 0.70%, 9/3/09 (a)(c)	55,000,000	54,964,708
Total Capital Canada Ltd., 0.32%, 8/20/09 (a)(c)	95,000,000	94,983,956

		299,887,483

Finance – 24.3%
ASB Finance Ltd. London, 0.50%, 9/16/09 (a)(c)	60,000,000	59,961,667
Cafco LLC, 0.24%, 8/3/09 (a)(c)	70,000,000	69,999,067
Cafco LLC, 0.28%, 8/7/09 (a)(c)	100,000,000	99,995,333
CBA Delaware Finance, 0.34%, 9/11/09 (c)	50,000,000	49,980,639
Chariot Funding LLC, 0.25%, 8/20/09 (a)(c)	98,881,000	98,867,953
Ciesco LLC, 0.28%, 8/7/09 (a)(c)	100,000,000	99,995,333
Ciesco LLC, 0.25%, 8/14/09 (a)(c)	50,000,000	49,995,486
Danske Corp., 0.35%, 9/10/09 (a)(c)	121,000,000	120,952,944
Danske Corp., 0.34%, 10/9/09 (a)(c)	50,000,000	49,967,417
Falcon Asset Securitization Co. LLC, 0.25%, 8/13/09 (a)(c)	50,000,000	49,995,833

See notes to schedules of portfolio investments.

Falcon Asset Securitization Co. LLC, 0.25%, 8/17/09 (a)(c)	50,000,000	49,995,002
Gemini Securitization Corp. LLC, 0.25%, 8/14/09 (a)(c)	50,000,000	49,995,486
Gemini Securitization Corp. LLC, 0.42%, 8/17/09 (a)(c)	75,000,000	74,986,000
General Electric Capital Corp., 0.23%, 8/11/09 (c)	75,000,000	74,995,208
General Electric Capital Corp., 0.23%, 8/14/09 (c)	75,000,000	74,993,771
General Electric Capital Corp., 0.27%, 9/24/09 (c)	75,000,000	74,969,625
Gotham Funding Corp., 0.25%, 8/26/09 (a)(c)	100,000,000	99,982,639
ING Funding LLC, 0.37%, 9/23/09 (c)	100,000,000	99,945,528
ING Funding LLC, 0.30%, 10/22/09 (c)	50,000,000	49,965,833
Jupiter Securitization Co. LLC, 0.30%, 8/19/09 (a)(c)	100,000,000	99,985,000
LMA Americas LLC, 0.27%, 8/18/09 (a)(c)	25,000,000	24,996,813
LMA Americas LLC, 0.29%, 8/19/09 (a)(c)	50,000,000	49,992,750
Matchpoint Master Trust, 0.26%, 8/10/09 (a)(c)	50,000,000	49,996,750
Nationwide Building Society, 0.63%, 9/8/09 (a)(c)	155,000,000	154,896,450
Nordea N.A., Inc., 0.24%, 8/18/09 (c)	125,000,000	124,985,833
Nordea N.A., Inc., 0.25%, 9/21/09 (c)	85,000,000	84,969,896
Old Line Funding LLC, 0.37%, 9/2/09 (a)(c)	90,000,000	89,971,200
Park Avenue Receivables Corp., 0.25%, 8/12/09 (a)(c)	75,000,000	74,994,271
Rabobank USA Financial Corp., 0.34%, 8/19/09 (c)	50,000,000	49,991,500
San Paolo IMI US Financial Co., 0.36%, 9/21/09 (c)	100,000,000	99,949,000
Sheffield Receivables Corp., 0.25%, 8/19/09 (a)(c)	50,000,000	49,993,750
Sheffield Receivables Corp., 0.25%, 8/20/09 (a)(c)	50,000,000	49,993,403
Sheffield Receivables Corp., 0.25%, 8/24/09 (a)(c)	125,000,000	124,980,035
Thames Asset Global Securitization No. 1, Inc., 0.45%, 8/12/09 (a)(c)	89,788,000	89,780,593
Toyota Motor Credit Corp., 0.39%, 8/17/09 (c)	100,000,000	99,983,111
Unicredit Delaware, Inc., 0.36%, 8/24/09 (a)(c)	100,000,000	99,977,000
Westpac Securities NZ Ltd., 0.57%, 8/11/09 (a)(c)	75,000,000	74,988,125
Westpac Securities NZ Ltd., 0.34%, 10/9/09 (a)(c)	50,000,000	49,967,417
		2,943,933,661
TOTAL COMMERCIAL PAPER AND NOTES (COST $4,136,081,615)		4,136,081,615
Certificates of Deposit – 28.5%
Banking – 28.5%
Abbey National N.A. LLC, 0.24%, 8/19/09	100,000,000	100,000,000
Australia & New Zealand Banking Group Ltd., N.Y., 0.40%, 8/4/09	50,000,000	50,000,000
Banco Bilbao Vizcaya Argentaria SA, 0.36%, 9/15/09	100,000,000	100,000,624
Bank of Montreal, 0.27%, 8/12/09	35,000,000	35,000,000
Bank of Montreal, 0.27%, 8/27/09	125,000,000	125,000,000
Bank of Montreal, 0.25%, 8/31/09	100,000,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ, N.Y., 0.60%, 8/14/09	50,000,000	50,000,180
Bank of Tokyo-Mitsubishi UFJ, N.Y., 0.45%, 9/9/09	75,000,000	75,000,000
Calyon N.A., Inc., 0.43%, 9/10/09	100,000,000	100,000,000
Canadian Imperial Bank of Commerce, N.Y., 0.50%, 8/3/09	75,000,000	75,000,042
Canadian Imperial Bank of Commerce, N.Y., 0.37%, 8/14/09	50,000,000	50,000,000
Canadian Imperial Bank of Commerce, N.Y., 0.24%, 8/31/09	100,000,000	100,000,000
Canadian Imperial Bank of Commerce, N.Y., 0.25%, 9/3/09	75,000,000	75,000,000
Credit Industriel Et Commercial, N.Y., 0.50%, 8/19/09	100,000,000	100,000,000
Credit Industriel Et Commercial, N.Y., 0.60%, 9/1/09	100,000,000	100,000,000
Intesa Sanpaolo SPA, 0.35%, 9/10/09	100,000,000	100,000,000
Landesbank Hessen-Thueringen Girozentrale, 1.05%, 8/4/09	70,000,000	70,000,000
Landesbank Hessen-Thueringen Girozentrale, 0.60%, 9/15/09	50,000,000	50,000,000
Lloyds TSB Bank plc, N.Y., 0.93%, 8/6/09	100,000,000	100,000,139
Lloyds TSB Bank plc, N.Y., 0.89%, 8/10/09	76,000,000	76,000,756
Lloyds TSB Bank plc, N.Y., 0.59%, 9/11/09	50,000,000	50,000,000
National Bank of Canada, N.Y., 0.45%, 8/10/09	100,000,000	100,000,000
National Bank of Canada, N.Y., 0.35%, 9/22/09	100,000,000	100,000,000
Natixis, N.Y., 1.15%, 8/3/09	55,000,000	55,001,524
Norinchukin Bank, N.Y., 0.86%, 8/11/09	60,000,000	60,003,488
Norinchukin Bank, N.Y., 0.25%, 8/20/09	125,000,000	125,000,000
Norinchukin Bank, N.Y., 0.60%, 9/4/09	55,000,000	55,000,000
Rabobank Nederland NV, N.Y., 0.40%, 8/3/09	50,000,000	50,000,000
Rabobank Nederland NV, N.Y., 0.35%, 8/24/09	85,000,000	85,005,422
Rabobank Nederland NV, N.Y., 0.35%, 9/11/09	50,000,000	50,000,000
Royal Bank of Canada, N.Y., 0.27%, 8/25/09	100,000,000	100,000,000
Royal Bank of Canada, N.Y., 0.40%, 1/11/10	25,000,000	25,000,000
Royal Bank of Canada, N.Y., 0.41%, 1/11/10	100,000,000	100,000,000

See notes to schedules of portfolio investments.

Royal Bank of Scotland plc, N.Y., 0.65%, 9/8/09	100,000,000	100,000,000
Royal Bank of Scotland plc, N.Y., 0.59%, 10/1/09	60,000,000	60,000,000
Royal Bank of Scotland plc, N.Y., 0.50%, 10/29/09	60,000,000	60,000,000
State Street Bank & Trust Co., 0.34%, 10/8/09	125,000,000	125,000,000
State Street Bank & Trust Co., 0.31%, 10/19/09	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp., 0.50%, 8/20/09	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp., 0.45%, 9/10/09	75,000,000	75,000,000
Sumitomo Mitsui Banking Corp., 0.46%, 9/14/09	40,000,000	40,000,000
Svenska Handelsbanken, 0.50%, 8/7/09	75,000,000	75,000,125
Svenska Handelsbanken, 1.14%, 8/20/09 (b)	75,000,000	75,000,000
Svenska Handelsbanken, 0.35%, 9/8/09	70,000,000	70,000,738
		3,466,013,038
TOTAL CERTIFICATES OF DEPOSIT (COST $3,466,013,038)		3,466,013,038
Repurchase Agreement – 1.7%
Greenwich Capital Markets, Inc. purchased on 7/31/09, 0.22%, due 8/3/09 with a maturity value of $206,903,793 (Collateralized fully by various U.S. Government and Government Agency Obligations)	206,900,000	206,900,000
TOTAL REPURCHASE AGREEMENTS (COST $206,900,000)		206,900,000
Time Deposits – 7.0%
Citibank N.A. Nassau Euro Time Deposit, 0.20%	454,400,000	454,400,000
Danske Bank A/S Cayman Time Deposit, 0.25%	100,000,000	100,000,000
Danske Bank A/S Cayman Time Deposit, 0.23%	150,000,000	150,000,000
Natixis Time Deposit, 0.20%	150,000,000	150,000,000
Northern Trust Premium Offshore Time Deposit, 0.05%	3,293,136	3,293,136
TOTAL TIME DEPOSITS (COST $857,693,136)		857,693,136
TOTAL INVESTMENTS (COST $12,650,622,354) — 104.2%		12,650,622,354

Percentages indicated are based on net assets of $12,135,651,774.

(a)

Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Investment Adviser, using procedures approved by the Board of Trustees, has deemed these securities to be liquid.

(b)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2009. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(c)	Discount note. Rate presented represents the effective yield at time of purchase.

AMT	Interest on security is subject to federal alternative minimum tax

FSA	Financial Security Assurance

GO	General Obligation

IDA	Industrial Development Agency

LLC	Limited Liability Company

LOC	Letter of Credit

MTN	Medium Term Note

PLC	Public Limited Company

SPA	Standby Purchase Agreement

See notes to schedules of portfolio investments.

HSBC INVESTOR TAX-FREE MONEY MARKET FUND
Schedule of Portfolio Investments July 31, 2009 (Unaudited)

	Principal Amount ($)	Value ($)
Variable Rate Demand Notes – 31.1%
Arizona – 1.1%
Apache County Arizona Industrial Development Authority Revenue, Series 83A, 0.42%, 12/15/18, (LOC ABN AMRO Bank N.V.) (a)	600,000	600,000
Apache County Arizona Industrial Development Authority Revenue, Series 83C, 0.42%, 12/15/18, (LOC Bank of New York) (a)	700,000	700,000

Yuma Arizona Industrial Development Authority Multi- family Revenue, 0.37%, 4/15/33, (Credit Support FNMA) (a)	1,050,000	1,050,000

		2,350,000

California – 3.3%
California State Department of Water Resources Power Supply Revenue, Series C-1, 0.55%, 5/1/22, (LOC Dexia Credit Local) (a)	2,000,000	2,000,000
California State Department of Water Resources Power Supply Revenue, Sub-series G-7, 0.70%, 5/1/17, (Credit Support FSA, SPA Societe Generale) (a)	1,600,000	1,600,000
Los Angeles California Multi-family Revenue, Series A, 0.43%, 8/1/26, AMT, (LOC FHLMC) (a)	1,000,000	1,000,000
Perris California Unified High School District Certificates of Participation, 2.27%, 9/1/18, (Credit Support FSA, SPA Dexia Credit Local) (a)	1,885,000	1,885,000
Perris California Union High School District Certificates of Participation, 2.27%, 9/1/33, (Credit Support FSA, SPA Dexia Credit Local) (a)	600,000	600,000

		7,085,000

Colorado – 1.8%
Denver Colorado City & County Airport Revenue, Series F, 0.46%, 11/15/25, AMT, (LOC Lloyds TSB Bank plc) (a)	3,850,000	3,850,000

Florida – 2.0%
Broward County Florida Housing Finance Authority Multi-family Housing Revenue, 0.35%, 12/1/29, (Credit Support Freddie Mac) (a)	2,000,000	1,999,982
Florida Housing Finance Agency Revenue, 0.30%, 9/15/26, (Credit Support FNMA) (a)	700,000	700,000
Orange County Florida Housing Finance Authority Multi-family Revenue, 0.35%, 7/1/32, (Credit Support Freddie Mac) (a)	1,000,000	999,982
Volusia County Florida Housing Finance Authority Multi-family Revenue, 0.35%, 10/15/32, (Credit Support FNMA) (a)	700,000	699,998

		4,399,962

Georgia – 2.2%
De Kalb County Georgia Housing Authority Multi-family Housing Revenue, 0.54%, 12/1/25, (Credit Support Freddie Mac) (a)	2,000,000	2,000,000
Roswell Georgia Housing Authority Multi-family Revenue, 0.35%, 6/15/25, (Credit Support FNMA) (a)	1,400,000	1,400,000
Roswell Georgia Housing Authority Multi-family Revenue, 0.35%, 11/15/32, (Credit Support FNMA) (a)	1,300,000	1,300,000

		4,700,000

Illinois – 4.6%
Chicago Illinois O’Hare International Airport Revenue, Series B, 0.71%, 1/1/18, (LOC Societe Generale) (a)	1,800,000	1,800,000
Chicago Illinois O’Hare International Airport Revenue, Series C, 0.61%, 1/1/18, (LOC Societe Generale) (a)	1,800,000	1,800,000
Illinois Development Finance Authority Revenue, 0.37%, 12/1/28, (LOC Northern Trust Co.) (a)	4,300,000	4,300,000
Illinois Development Finance Authority Revenue, 0.38%, 6/1/37, (LOC Bank One N.A.) (a)	2,000,000	2,000,000

		9,900,000

Maryland – 1.7%
Baltimore Maryland Industrial Development Authority Revenue, 0.48%, 8/1/16, (LOC Bayerische Landesbank) (a)	1,725,000	1,725,000
Maryland State Health & Higher Educational Facilities Authority Revenue, 0.45%, 7/1/38, (LOC UBS AG) (a)	2,000,000	2,000,000

		3,725,000

Minnesota – 3.0%
Bloomington Minnesota Housing Revenue, 0.38%, 7/1/38, (LOC Freddie Mac) (a)	2,000,000	2,000,000
Oakdale Minnesota Multi-family Revenue, 0.44%, 6/1/45, AMT, (LOC Freddie Mac) (a)	2,000,000	2,000,000
Robbinsdale Minnesota Revenue, Series A-1, 0.38%, 5/1/33, (LOC Wells Fargo Bank N.A.) (a)	2,400,000	2,400,000
		6,400,000

See notes to schedules of portfolio investments.

Nebraska – 1.6%
Lancaster County Nebraska Hospital Authority No. 1 Hospital Revenue, Series B-2, 0.38%, 6/1/31, (LOC U.S. Bank N.A.) (a)	2,400,000	2,400,000
Saline County Nebraska Hospital Authority No. 1 Hospital Revenue, Series C, 0.38%, 6/1/31, (LOC U.S. Bank N.A.) (a)	990,000	990,000

		3,390,000

New Mexico – 0.2%
Farmington New Mexico Hospital Revenue, 0.32%, 6/1/28, (LOC Bank of Nova Scotia) (a)	500,000	500,000

New York – 1.5%
New York State Housing Finance Agency Revenue, Series A, 0.25%, 11/1/41, (LOC Bank of New York) (a)	3,300,000	3,300,000

Ohio – 0.5%
Lorain County Ohio Hospital Revenue, 0.40%, 11/1/21, (LOC JP Morgan Chase Bank) (a)	1,000,000	1,000,000

Pennsylvania – 1.0%
Beaver County Pennsylvania Industrial Development Authority Pollution Control Revenue, 0.31%, 4/1/41, (LOC Barclays Bank plc) (a)	700,000	700,000
Beaver County Pennsylvania Industrial Development Authority Pollution Control Revenue, Series A, 0.33%, 1/1/35, (LOC Barclays Bank plc) (a)	1,500,000	1,500,000

		2,200,000

Tennessee – 1.5%
Hamilton County Tennessee Industrial Development Board IDR, 0.40%, 3/1/15, (LOC Bank of America N.A.) (a)(b)	1,050,000	1,050,000
Jackson Tennessee Health Educational & Housing Facility Board Multi-family Revenue, 0.35%, 5/15/31, (Credit Support FNMA) (a)	1,375,000	1,375,000
Metropolitan Government Nashville & Davidson County IDR, 0.35%, 2/15/34, (Credit Support FNMA) (a)	800,000	800,000

		3,225,000

Texas – 0.7%
Tarrant County Texas Housing Finance Corp. Revenue, 0.36%, 2/15/36, (Credit Support FNMA) (a)	1,400,000	1,400,000

Vermont – 1.3%
Vermont Housing Finance Agency Single Family Revenue, Series 21A, 0.70%, 11/1/34, AMT, (Credit Support FSA, SPA Dexia Credit Local) (a)	895,000	895,000
Vermont State Student Assistance Corp. Education Loan Revenue, Series C-1, 0.43%, 12/15/40, AMT, (LOC Lloyds Bank) (a)	2,000,000	2,000,000

		2,895,000

Washington – 3.1%
Washington State Health Care Facilities Authority Lease Revenue, 0.33%, 1/1/32, (LOC BNP Paribas) (a)	1,000,000	1,000,000
Washington State Health Care Facilities Authority Revenue, 0.42%, 11/15/26, (LOC Citibank N.A.) (a)(b)	2,800,000	2,800,000
Washington State Housing Finance Commission Nonprofit Revenue, 0.39%, 6/1/32, (LOC Northern Trust Co.) (a)	2,925,000	2,925,000

		6,725,000

TOTAL VARIABLE RATE DEMAND NOTES (COST $67,044,962)		67,044,962

Commercial Paper And Notes – 19.5%
California – 5.6%
Orange County Local Transit, 1.00%, 8/4/09	4,000,000	4,000,000
Orange County Local Transit, 1.10%, 8/4/09	1,000,000	1,000,000
Orange County Local Transit, 0.75%, 8/20/09	4,000,000	4,000,000
Orange County Local Transit, 0.75%, 9/10/09	3,000,000	3,000,000

		12,000,000

Connecticut – 1.8%
City of New Haven Connecticut, 0.35%, 10/1/09	4,000,000	4,000,000

Florida – 0.5%
Florida Local Government Finance Commission, 0.35%, 9/8/09	1,075,000	1,075,000

Georgia – 2.0%
Municipal Electric Authority Georgia, 0.65%, 8/11/09	4,400,000	4,400,000

Massachusetts – 2.3%
Massachusetts Water Resources Authority, 0.37%, 10/13/09	5,000,000	5,000,000

New York – 0.5%
Metropolitan Transportation Authority Revenue, 0.40%, 8/12/09	1,000,000	1,000,000

Pennsylvania – 1.8%
Montgomery County Pennsylvania Industrial Pollution Control Revenue, 0.45%, 9/3/09	2,000,000	2,000,000

See notes to schedules of portfolio investments.

Montgomery County Pennsylvania Industrial Pollution Control Revenue, 0.47%, 10/6/09	2,000,000	2,000,000

		4,000,000

Texas – 4.3%
Harris County Texas, 0.40%, 8/6/09	3,190,000	3,190,000
Harris County Texas, 0.35%, 9/10/09	4,000,000	4,000,000
North Texas Tollway, 0.40%, 8/3/09	2,000,000	2,000,000

		9,190,000

Wyoming – 0.7%
Sweetwater County Wyoming Pollution Control Revenue, 0.35%, 9/9/09	1,500,000	1,500,000

TOTAL COMMERCIAL PAPER AND NOTES (COST $42,165,000)		42,165,000

Municipal Bonds – 47.1%
Alabama – 1.6%
Mobile Alabama Industrial Development Board Dock & Wharf Revenue, Series A, 0.37%, 6/1/32, (LOC Bayerische Landesbank) (a)	3,500,000	3,500,000

Arizona – 0.9%
Salt River Pima - Maricopa Indian Community Revenue, 0.40%, 10/1/26, (LOC Bank of America N.A.) (a)	1,900,000	1,900,000

California – 0.2%
Hesperia California Unified School District Certificates of Participation, 2.27%, 2/1/38, (Credit Support FSA, SPA Dexia Credit Bank) (a)	500,000	500,000

Colorado – 1.9%
Broomfield Colorado Urban Renewal Authority Tax Increment Revenue, 0.33%, 12/1/30, (LOC BNP Paribas) (a)	650,000	650,000
Denver Colorado City & County Airport Revenue, Series G, 0.46%, 11/15/25, AMT, (LOC Lloyds TSB Bank) (a)	900,000	900,000
Thornton Colorado Multi-family Housing Revenue, Series A, 0.33%, 4/1/10, (Credit Support FHLMC, Liquid Facility FHLMC) (a)	2,500,000	2,500,000

		4,050,000

Florida – 2.4%
Florida Housing Finance Corp. Multi- family Mortgage Revenue, Series P, 0.40%, 8/1/35, AMT, (LOC Citibank N.A.) (a)	1,100,000	1,100,000
Sarasota County Florida Continuing Care Retirement Community Revenue, 0.49%, 6/1/36, (LOC Bank of Scotland) (a)	3,000,000	3,000,000
Venice Florida Health Care Revenue, Series B, 1.25%, 11/1/28, (Credit Support FSA, SPA Dexia Credit Local) (a)	1,000,000	1,000,000

		5,100,000

Georgia – 2.5%
Municipal Electric Authority of Georgia, Sub-series D, 0.80%, 1/1/22, (Credit Support FSA, SPA Dexia Credit Local) (a)	2,410,000	2,410,000
Savannah Georgia Economic Development Authority Revenue, 0.40%, 9/1/24, (LOC Bank of America N.A.) (a)	3,000,000	3,000,000

		5,410,000

Illinois – 3.9%
Illinois Educational Facilities Authority Revenue, 0.40%, 3/1/28, (Credit Support GO of Institution, LOC Bank of America N.A.) (a)	2,865,000	2,865,000
Illinois Finance Authority Revenue, Series B, 0.38%, 1/1/48, (LOC JP Morgan Chase Bank) (a)	3,100,000	3,100,000
Illinois Health Facilities Authority Revenue, 0.39%, 10/1/22, (LOC Bank One N.A.) (a)	1,000,000	1,000,000
Lake County Illinois Solid Waste Disposal Facility Revenue, 0.55%, 4/1/21, AMT, (LOC JP Morgan Chase Bank) (a)	1,500,000	1,500,000

		8,465,000

Indiana – 3.2%
Indiana State Finance Authority Revenue, Series A, 0.38%, 7/1/36, (LOC Northern Trust Co.) (a)	4,085,000	4,085,000
Indianapolis Indiana Multi-family Housing Revenue, Series A, 0.26%, 4/15/39, (Credit Support FNMA, Liquid Facility FNMA) (a)	1,720,000	1,720,000
Valparaiso Indiana Economic Development Revenue, 0.67%, 5/1/19, AMT, (LOC U.S. Bank N.A.) (a)	1,005,000	1,005,000

		6,810,000

Iowa – 1.9%
Iowa Finance Authority Private College Revenue, 0.36%, 10/1/31, (LOC U.S. Bank N.A.) (a)	2,000,000	2,000,000
Iowa Higher Education Loan Authority Revenue, 0.39%, 5/1/29, (LOC Northern Trust Co.) (a)	400,000	400,000
Iowa Higher Education Loan Authority Revenue, 0.39%, 4/1/33, (LOC Northern Trust Co.) (a)	300,000	300,000

See notes to schedules of portfolio investments.

Iowa Higher Education Loan Authority Revenue, 0.39%, 4/1/35, (LOC Northern Trust Co.) (a)	1,500,000	1,500,000

		4,200,000

Maine – 0.5%
Gorham Maine Revenue Obligation Securities, Series A, 0.72%, 7/1/21, AMT, (LOC TD Banknorth N.A.) (a)	1,140,000	1,140,000

Maryland – 0.9%
Maryland State Economic Development Corp. Revenue, Series A, 0.47%, 4/1/24, (LOC Wachovia Bank N.A.) (a)	2,000,000	2,000,000

Massachusetts – 2.2%
Massachusetts State Health & Educational Facilities Authority Revenue, Series N, 0.36%, 2/1/38, (LOC TD Banknorth N.A.) (a)	2,000,000	2,000,000
Massachusetts State Industrial Finance Agency Mortgage Revenue, 1.00%, 8/1/26, (Credit Support FHA 221 (d) (4), LOC Sumitomo Bank Ltd.) (a)	2,860,000	2,860,000

		4,860,000

Minnesota – 1.3%
Center City Minnesota Health Care Facilities Revenue, 0.39%, 11/1/35, (LOC Bank of New York) (a)	600,000	600,000
St. Paul Minnesota Port Authority Revenue, 0.39%, 4/1/36, (LOC Bank of New York) (a)	435,000	435,000
St. Paul Minnesota Port Authority Tax Increment Revenue, 0.53%, 2/1/15, (LOC U.S. Bank N.A.) (a)	1,690,000	1,690,000

		2,725,000

Missouri – 1.1%
Kansas City Missouri Industrial Development Authority Multi- family Housing Revenue, Series II- B, 0.70%, 9/1/39, AMT, (LOC Valley View State Bank, FHLB) (a)	740,000	740,000
Missouri State Health & Educational Facilities Authority Revenue, 0.42%, 11/15/31, (Credit Support Radian, LOC Northern Trust Co.) (a)	1,675,000	1,675,000

		2,415,000

New Jersey – 2.9%
New Jersey State Turnpike Authority Revenue, Series D, 0.23%, 1/1/24, (LOC Bank of Nova Scotia) (a)	4,200,000	4,200,000
Salem County Pollution Control Financing Authority Revenue, Series B2, 0.34%, 11/1/33, (LOC Bank of Nova Scotia) (a)	2,000,000	2,000,000

		6,200,000

New York – 0.9%
New York City Housing Development Corp. Multi-family Revenue, Series A, 0.44%, 12/1/37, AMT, (LOC Citibank N.A.) (a)	2,000,000	2,000,000

North Carolina – 2.8%
Charlotte-Mecklenburg Hospital Authority North Carolina Health Care System Revenue, Series G, 2.30%, 1/15/41, (Credit Support FSA, SPA Dexia Credit Local) (a)	5,000,000	5,000,000
New Hanover County North Carolina Hospital Revenue, Series B, 0.45%, 10/1/38, (LOC RBC Bank U.S.A.) (a)	1,000,000	1,000,000

		6,000,000

Ohio – 1.6%
Hamilton County Ohio Health Care Revenue, Series B, 0.37%, 1/1/37, (LOC PNB Bank N.A.) (a)	500,000	500,000
Lorain County Ohio Hospital Revenue, 0.40%, 5/1/26, (LOC JP Morgan Chase Bank) (a)	2,900,000	2,900,000

		3,400,000

Pennsylvania – 4.0%
Beaver County Pennsylvania Industrial Development Authority Pollution Control Revenue, 0.35%, 1/1/35, (LOC Barclays Bank plc) (a)	600,000	600,000
Haverford Township Pennsylvania School District GO, 0.33%, 3/1/30, (Credit Support State Aid Withholding, LOC TD Bank N.A.) (a)	2,000,000	2,000,000
Jackson Township Pennsylvania Industrial Development Authority Revenue, 0.46%, 12/1/34, AMT, (LOC PNC Bank N.A.) (a)	5,000,000	5,000,000
Philadelphia Pennsylvania School District GO, Series B-5, 0.54%, 9/1/30, (Credit Support State Aid Withholding, LOC Wachovia Bank N.A.) (a)	1,085,000	1,085,000

		8,685,000

Puerto Rico – 0.5%
Puerto Rico Commonwealth, Series B-2, 0.64%, 7/1/24, (Credit Support FSA, SPA Dexia Bank) (a)	1,000,000	1,000,000

South Carolina – 2.6%
North Charleston South Carolina Certificates of Participation, 0.40%, 9/1/19, (LOC Bank of America N.A.) (a)	4,000,000	4,000,000

See notes to schedules of portfolio investments.

South Carolina Jobs-Economic Development Authority Revenue, 0.64%, 6/1/12, AMT, (LOC Wachovia Bank N.A.) (a)(b)	1,650,000	1,650,000

		5,650,000

Texas – 1.8%
Tarrant County Texas Housing Finance Corp. Revenue, 0.36%, 2/15/28, (Credit Support FNMA) (a)	3,900,000	3,900,000

Vermont – 0.9%
Vermont Educational & Health Buildings Financing Agency Revenue, Series A, 0.35%, 4/1/15, (LOC TD Banknorth N.A., SPA TD Banknorth N.A.) (a)	1,000,000	1,000,000
Vermont Educational & Health Buildings Financing Agency Revenue, Series A, 0.35%, 10/1/28, (LOC Banknorth N.A.) (a)	875,000	875,000

		1,875,000

Washington – 0.9%
Port Seattle Washington Industrial Development Corp. Revenue, 0.41%, 12/31/21, AMT, (LOC Citibank N.A.) (a)	2,000,000	2,000,000

Wisconsin – 2.0%
Whitewater Wisconsin IDR, 0.55%, 12/1/12, AMT, (LOC JP Morgan Chase Bank) (a)	1,200,000	1,200,000
Wisconsin Housing & Economic Development Authority Revenue, Series B, 0.95%, 5/1/34, AMT, (Credit Support FSA GO of Authority, SPA FHLB) (a)	1,000,000	1,000,000
Wisconsin State Health & Educational Facilities Authority Revenue, 0.36%, 10/1/31, (LOC U.S. Bank N.A.) (a)	2,200,000	2,200,000

		4,400,000

Wyoming – 1.7%
Sweetwater County Wyoming Pollution Control Revenue, 0.46%, 11/1/24, (LOC Wells Fargo Bank N.A.) (a)	1,500,000	1,500,000
Sweetwater County Wyoming Pollution Control Revenue, Series A, 0.30%, 7/1/15, (LOC Barclays Bank plc) (a)	2,100,000	2,100,000

		3,600,000

TOTAL MUNICIPAL BONDS (COST $101,785,000)		101,785,000

Investment Companies – 1.3%
BlackRock Liquidity Funds MuniFund Institutional Shares, 0.36% (c)	2,600,439	2,600,439
Northern Institutional Tax Exempt Portfolio, Shares Class, 0.33% (c)	254,485	254,485

TOTAL INVESTMENT COMPANIES (COST $2,854,924)		2,854,924

TOTAL INVESTMENTS (COST $213,849,886) — 99.0%		213,849,886

Percentages indicated are based on net assets of $215,941,131.

(a)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2009. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b)

Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Investment Adviser, using procedures approved by the Board of Trustees, has deemed these securities to be liquid.

(c)	The rate represents the annualized one-day yield that was in effect on July 31, 2009.

AMT	Interest on security is subject to federal alternative minimum tax

FHA	Federal Housing Administration

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance

GO	General Obligation

IDR	Industrial Development Revenue

LOC	Letter of Credit

PLC	Public Limited Company

SPA	Standby Purchase Agreement

See notes to schedules of portfolio investments.

HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND
 Schedule of Portfolio Investments
July 31, 2009
(Unaudited)

	Principal Amount ($)	Value ($)
U.S. Government and Government Agency Obligations – 55.4%
Federal Farm Credit Bank – 12.2%
0.54%, 8/3/09 (a)	20,000,000	19,999,400
0.46%, 8/17/09 (a)	50,000,000	49,990,000
1.96%, 9/14/09 (a)	50,000,000	49,883,889
1.70%, 9/21/09 (a)	30,000,000	29,929,875
2.01%, 10/7/09 (a)	50,000,000	49,818,542
0.20%, 10/14/09 (b)	68,000,000	68,000,000
0.19%, 10/21/09 (b)	150,000,000	149,996,699
5.00%, 10/23/09	125,950,000	126,982,450
0.31%, 11/16/09 (b)	200,000,000	200,000,000
0.72%, 11/17/09 (a)	25,000,000	24,946,750
0.66%, 11/20/09 (a)	125,000,000	124,749,479
1.11%, 12/9/09 (a)	250,000,000	249,025,000
0.81%, 12/15/09 (a)	25,000,000	24,925,389
0.32%, 12/16/09 (a)	90,000,000	89,890,400
0.43%, 3/24/10 (a)	43,000,000	42,882,108
0.50%, 4/5/10 (a)	50,000,000	49,831,903
0.60%, 7/13/10	105,105,000	105,105,000
0.55%, 7/23/10 (b)	50,000,000	50,138,175

		1,506,095,059

Federal Home Loan Bank – 25.2%
0.88%, 8/5/09 (b)	100,000,000	99,999,676
0.88%, 8/5/09 (b)	500,000,000	499,993,077
0.85%, 8/7/09 (b)	300,000,000	300,000,759
0.17%, 8/14/09 (a)	100,000,000	99,993,861
0.25%, 9/4/09 (b)	470,000,000	470,000,000
2.25%, 10/2/09	25,000,000	25,067,796
0.54%, 10/5/09 (b)	400,000,000	400,007,162
0.21%, 10/16/09 (b)	300,000,000	299,987,518
4.25%, 11/20/09	100,000,000	101,204,434
0.51%, 2/1/10(a)	100,000,000	99,744,444
0.24%, 4/16/10 (b)	300,000,000	300,000,000
0.55%, 6/4/10	86,205,000	86,190,499
0.68%, 7/2/10	72,000,000	72,000,000
0.52%, 7/7/10 (a)	35,000,000	34,831,417
0.65%, 7/28/10	100,000,000	100,000,000
Series 2, 1.00%, 2/5/10	150,000,000	149,961,370

		3,138,982,013

Federal Home Loan Mortgage Corp. – 7.7%
0.64%, 9/14/09 (a)	177,266,000	177,129,505
0.24%, 11/23/09 (a)	100,000,000	99,924,000
4.13%, 11/30/09	99,611,000	100,746,437
0.25%, 12/1/09 (a)	75,000,000	74,936,458
4.00%, 12/15/09	10,579,000	10,711,833
0.64%, 1/4/10 (a)	100,000,000	99,727,000
0.62%, 1/8/10 (b)	10,000,000	10,000,000
0.36%, 2/22/10 (a)	200,000,000	199,601,389
7.00%, 3/15/10	19,445,000	20,214,102
2.88%, 4/30/10	10,000,000	10,162,079
Series RB, 0.45%, 10/13/09 (a)	150,000,000	149,862,111

		953,014,914

Federal National Mortgage Association – 10.3%
0.30%, 8/24/09 (a)	100,000,000	99,980,833
0.30%, 8/26/09 (a)	100,000,000	99,979,167
0.32%, 9/1/09 (a)	100,000,000	99,972,444
0.65%, 9/21/09 (a)	200,000,000	199,818,667
0.32%, 9/25/09 (a)	30,314,000	30,299,180
0.25%, 10/26/09 (a)	200,000,000	199,880,555
0.29%, 11/12/09 (a)	50,000,000	49,958,514
0.29%, 11/16/09 (a)	50,000,000	49,956,903
0.50%, 12/29/09 (b)	150,000,000	149,832,532
0.49%, 12/30/09 (a)	96,400,000	96,205,915
0.50%, 2/22/10 (a)	175,566,000	175,076,122
4.13%, 5/15/10	39,500,000	40,577,272

		1,291,538,104

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (COST $6,889,630,090)		6,889,630,090

U.S. Treasury Bills – 0.8%
0.28%, 11/19/09 (a)	100,000,000	99,913,681

TOTAL U.S. TREASURY BILLS (COST $99,913,681)		99,913,681

Repurchase Agreements – 43.7%
Bank of America Corp., purchased on 7/13/09, 0.19%, due 8/13/09 with a maturity value of $250,040,903 (Collateralized fully by various U.S. Government and Government Agency Obligations)	250,000,000	250,000,000
Bank of America Corp., purchased on 7/28/09, 0.18%, due 8/27/09 with a maturity value of $250,037,500 (Collateralized fully by various U.S. Government and Government Agency Obligations)	250,000,000	250,000,000
Barclays Capital Group, purchased on 7/31/09, 0.20%, due 8/3/09 with a maturity value of $400,006,667 (Collateralized fully by various U.S. Government and Government Agency Obligations)	400,000,000	400,000,000
BNP Paribas, purchased on 7/15/09, 0.20%, due 8/17/09 with a maturity value of $500,091,667 (Collateralized fully by various U.S. Government and Government Agency Obligations)	500,000,000	500,000,000
BNP Paribas, purchased on 7/31/09, 0.20%, due 8/3/09 with a maturity value of $1,000,016,667 (Collateralized fully by various U.S. Government and Government Agency Obligations)	1,000,000,000	1,000,000,000
BNP Paribas, purchased on 7/7/09, 0.20%, due 8/6/09 with a maturity value of $250,041,667 (Collateralized fully by various U.S. Government and Government Agency Obligations)	250,000,000	250,000,000
BNP Paribas, purchased on 7/7/09, 0.21%, due 9/8/09 with a maturity value of $250,091,875 (Collateralized fully by various U.S. Government and Government Agency Obligations)	250,000,000	250,000,000

See notes to schedules of portfolio investments.

Deutsche Bank, purchased on 7/31/09, 0.20%, due 8/3/09 with a maturity value of $750,013,125 (Collateralized fully by various U.S. Government and Government Agency Obligations)	750,000,000	750,000,000
Goldman Sachs, purchased on 7/31/09, 0.21%, due 8/3/09 with a maturity value of $300,005,250 (Collateralized fully by various U.S. Government and Government Agency Obligations)	300,000,000	300,000,000
Goldman Sachs, purchased on 7/31/09, 0.23%, due 8/3/09 with a maturity value of $200,003,833 (Collateralized fully by various U.S. Government and Government Agency Obligations)	200,000,000	200,000,000
Greenwich Capital Markets, Inc. purchased on 7/20/09, 0.22%, due 8/6/09 with a maturity value of $250,025,972 (Collateralized fully by various U.S. Government and Government Agency Obligations)	250,000,000	250,000,000
Greenwich Capital Markets, Inc. purchased on 7/30/09, 0.18%, due 8/13/09 with a maturity value of $250,017,500 (Collateralized fully by various U.S. Government and Government Agency Obligations)	250,000,000	250,000,000
Greenwich Capital Markets, Inc. purchased on 7/31/09, 0.21%, due 8/3/09 with a maturity value of $400,007,000 (Collateralized fully by various U.S. Government and Government Agency Obligations)	400,000,000	400,000,000
Greenwich Capital Markets, Inc. purchased on 7/31/09, 0.22%, due 8/3/09 with a maturity value of $293,105,374 (Collateralized fully by various U.S. Government and Government Agency Obligations)	293,100,000	293,100,000
Morgan Stanley, purchased on 7/31/09, 0.18%, due 8/3/09 with a maturity value of $100,001,500 (Collateralized fully by various U.S. Government and Government Agency Obligations)	100,000,000	100,000,000

TOTAL REPURCHASE AGREEMENTS (COST $5,443,100,000)		5,443,100,000

TOTAL INVESTMENTS (COST $12,432,643,771) — 99.9%		12,432,643,771

Percentages indicated are based on net assets of $12,439,190,672.

(a)	Discount note. Rate presented represents the effective yield at time of purchase.
(b)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2009. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

RB	Revenue Bond

See notes to schedules of portfolio investments.

HSBC INVESTOR U.S. TREASURY MONEY MARKET FUND
Schedule of Portfolio Investments
July 31, 2009
(Unaudited)

	Principal Amount ($)	Value($)
U.S. Treasury Obligations— 99.9%
U.S. Treasury Bills – 95.8%
0.15%, 8/6/09 (a)	655,900,000	655,885,419
0.14%, 8/13/09 (a)	1,074,543,000	1,074,489,888
0.20%, 8/20/09 (a)	1,509,600,000	1,509,445,655
0.26%, 8/27/09 (a)	525,000,000	524,903,377
0.46%, 9/3/09 (a)	175,000,000	174,927,091
0.45%, 9/10/09 (a)	35,000,000	34,982,519
0.35%, 10/1/09 (a)	100,000,000	99,940,356
0.38%, 10/8/09 (a)	275,000,000	274,806,130
0.37%, 10/15/09 (a)	100,000,000	99,922,709
0.48%, 10/22/09 (a)	225,000,000	224,787,085
0.30%, 10/29/09 (a)	135,000,000	134,900,636
0.33%, 11/5/09 (a)	175,000,000	174,847,367
0.29%, 11/12/09 (a)	75,000,000	74,934,552
0.31%, 11/19/09 (a)	225,000,000	224,792,720
0.30%, 11/27/09 (a)	175,000,000	174,827,261
0.30%, 12/3/09 (a)	50,000,000	49,948,334
0.35%, 12/10/09 (a)	50,000,000	49,936,183
0.30%, 12/17/09 (a)	75,000,000	74,917,727
0.29%, 12/24/09 (a)	50,000,000	49,941,698
0.35%, 12/31/09 (a)	50,000,000	49,926,217
0.27%, 1/7/10 (a)	50,000,000	49,940,375
0.28%, 1/14/10 (a)	250,000,000	249,681,949
0.28%, 1/21/10 (a)	125,000,000	124,833,789

		6,157,519,037

U.S. Treasury Notes – 4.1%
4.88%, 8/15/09	100,000,000	100,181,126
6.00%, 8/15/09	100,000,000	100,224,614
3.50%, 2/15/10	30,000,000	30,515,034
2.00%, 2/28/10	30,000,000	30,292,581

		261,213,355

Total U.S. Treasury Obligations (Cost $6,418,732,392)		6,418,732,392

TOTAL INVESTMENTS (COST $6,418,732,392) — 99.9%		6,418,732,392

Percentages indicated are based on net assets of $6,423,186,951.

(a)	Discount note. Rate presented represents the effective yield at time of purchase.

See notes to schedules of portfolio investments.

HSBC INVESTOR CORE PLUS FIXED INCOME PORTFOLIO
Schedule of Portfolio Investments
July 31, 2009
(Unaudited)

	Principal Amount ($)	Value ($)
Certificates of Deposit – 0.2%
Banking – 0.2%
First Tennessee Bank, 0.75%, 12/17/09 (a)	100,000	99,701

TOTAL CERTIFICATES OF DEPOSIT (COST $98,268)		99,701

U.S. Government and Government Agency Obligations – 64.8%
Federal Home Loan Mortgage Corp. – 5.1%
Pool #1B2655, 4.96%, 12/1/34 (a)(g)	380,533	390,953
Pool #1J1313, 6.33%, 6/1/36 (a)	909,239	957,329
Pool #847557, 4.21%, 7/1/34 (a)(g)	515,800	523,120
Pool #C00368, 8.50%, 10/1/24	20,530	23,422
Pool #C00922, 8.00%, 2/1/30	135,051	153,001
Pool #C54447, 7.00%, 7/1/31	14,395	15,673
Pool #C60712, 6.50%, 11/1/31	421,535	454,060
Pool #C80387, 6.50%, 4/1/26	19,171	20,680
Pool #D62926, 6.50%, 8/1/25	18,441	19,890
Pool #G01317, 7.00%, 10/1/31	97,800	106,481
Pool #G02981, 6.00%, 6/1/37	825,981	866,518

		3,531,127

Federal National Mortgage Association – 39.2%
Pool #253438, 8.50%, 9/1/30	27,048	30,890
Pool #256723, 6.50%, 5/1/37	850,441	910,705
Pool #329530, 7.00%, 12/1/25	45,426	50,069
Pool #329655, 7.00%, 11/1/25	6,748	7,438
Pool #356905, 5.14%, 10/1/36 (a)	137,596	140,287
Pool #398958, 6.50%, 10/1/12	13,831	14,729
Pool #535332, 8.50%, 4/1/30	30,811	35,181
Pool #535440, 8.50%, 8/1/30	35,239	40,245
Pool #548965, 8.50%, 7/1/30	30,860	35,243
Pool #568486, 7.00%, 1/1/31	37,345	41,056
Pool #573752, 8.50%, 2/1/31	25,421	29,032
Pool #575328, 6.50%, 4/1/31	47,149	50,881
Pool #922090, 5.88%, 3/1/37 (a)	955,338	1,007,295
TBA August:
5.50%, 8/1/19	5,750,000	6,023,125
5.00%, 8/13/39	4,500,000	4,604,062
5.50%, 8/13/39	13,655,000	14,145,733

		27,165,971

Government National Mortgage Association – 0.3%
Pool #346406, 7.50%, 2/15/23	33,818	37,661
Pool #412530, 7.50%, 12/15/25	61,164	68,237
Pool #781300, 7.00%, 6/15/31	98,130	107,988

		213,886

U.S. Treasury Bonds – 3.1%
5.00%, 5/15/37	1,685,000	1,874,562
4.50%, 5/15/38	300,000	309,281

		2,183,843

U.S. Treasury Notes – 17.1%
1.50%, 7/15/12	6,140,000	6,122,747
2.63%, 6/30/14	3,060,000	3,076,249
4.00%, 8/15/18	715,000	743,880
3.13%, 5/15/19	2,000,000	1,938,120

		11,880,996

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (COST $44,769,528)		44,975,823

Corporate Obligations – 31.5%
Agricultural Chemicals – 0.9%
Cargill, Inc., 5.60%, 9/15/12 (b)	600,000	637,934

Banking – 1.0%
American Express Centurion Bank, 5.95%, 6/12/17	700,000	667,707

Cable Television – 1.0%
Time Warner Cable, Inc., 7.30%, 7/1/38	625,000	717,036

Computer Services – 1.1%
Electronic Data Systems, Series B, 6.00%, 8/1/13	700,000	769,821

Consumer Products – 1.4%
Clorox Co. (The), 5.45%, 10/15/12	900,000	957,806

Electric – 5.2%
Commonwealth Edison Co., 6.45%, 1/15/38	700,000	787,602
Dominion Resources, Inc., 6.40%, 6/15/18	250,000	274,771
Duke Energy Corp., 5.65%, 6/15/13	450,000	479,462
MidAmerican Energy Co., 5.95%, 7/15/17	1,900,000	2,075,496

		3,617,331

Finance – 8.7%
American Honda Finance Corp., 4.63%, 4/2/13, MTN (b)	250,000	244,707
Bear Stearns Co., Inc., 4.50%, 10/28/10	600,000	617,201
Bear Stearns Co., Inc., Series B, 6.95%, 8/10/12, MTN	950,000	1,052,983
Citigroup, Inc., 6.50%, 8/19/13	225,000	229,273
Countrywide Home Loans, Series L, 4.00%, 3/22/11, MTN	1,150,000	1,154,726
General Electric Capital Corp., 5.63%, 5/1/18	400,000	403,739
Lehman Brothers Holdings, Series I, 0.00%, 5/2/18, MTN (c)(d)	500,000	88,750
Morgan Stanley, Series F, 6.00%, 4/28/15, MTN	565,000	584,917
Wells Fargo Financial, 5.50%, 8/1/12	850,000	886,531
XTRA Finance Corp., 5.15%, 4/1/17	750,000	745,537

		6,008,364

Hospitals – 0.8%
Covidien International Finance SA, 5.45%, 10/15/12	550,000	588,165

Media – 1.2%
News America Holdings, 7.90%, 12/1/95	500,000	489,389

Vivendi, 5.75%, 4/4/13 (b)	350,000	351,583

		840,972

Office Equipment & Services – 0.8%
Xerox Corp., 1.36%, 12/18/09 (a)(g)	550,000	549,112

Pipelines – 0.7%
Transcontinental Gas Pipeline Corp., 6.05%, 6/15/18	450,000	473,553

Retail – 0.4%
Kroger Co. (The), 5.00%, 4/15/13	250,000	259,313

Telecommunications – 4.4%
AOL Time Warner, Inc., 6.88%, 5/1/12	600,000	654,902
AOL Time Warner, Inc., 7.70%, 5/1/32	550,000	608,976
GTE Corp., 6.84%, 4/15/18	750,000	829,500
Time Warner Entertainment Co., 8.38%, 3/15/23	800,000	932,629

		3,026,007

Transportation – 3.9%
Burlington Northern Santa Fe, 7.57%, 1/2/21	260,783	302,169
Union Pacific Corp., 5.75%, 11/15/17	1,200,000	1,262,871
Union Pacific Corp., 6.85%, 1/2/19	1,038,106	1,133,819

		2,698,859

TOTAL CORPORATE OBLIGATIONS (COST $21,198,755)		21,811,980

Asset Backed Securities – 7.5%
Cairn Mezzanine plc, Series 2007- 3A, Class B1, 1.82%, 8/13/47 (a)(h)(i)(j)	905,000	0
Capital Auto Receivables Asset Trust, Series 2007-SN1, Class A3A, 5.38%, 7/15/10 (g)	203,057	203,498
Capital Auto Receivables Asset Trust, Series 2007-SN1, Class A3B, 0.35%, 7/15/10 (a)(g)	235,985	235,746
Carmax Auto Owner Trust, Series 2008-2, Class A2B, 1.19%, 9/15/11 (a)	989,113	989,990
Countrywide Asset-Backed Certificates, Series 2006-S4, Class A3, 5.80%, 7/25/34	8,813	2,777
Duane Street CLO, Series 2007-4A, Class C, 1.91%, 11/14/21 (a)(b)	850,000	187,000
GE Business Loan Trust, Series 2006-2A, Class A, 0.47%, 11/15/34 (a)(b)	1,322,172	745,746
Residential Funding Mortgage Securities, Series 2006-HSA1, Class A5, 5.31%, 2/25/36	455,195	138,690
SLM Student Loan Trust, Series 2005-4, Class A2, 0.58%, 4/26/21 (a)(g)	490,000	480,517
SLM Student Loan Trust, Series 2005-9, Class A4, 0.60%, 1/25/23 (a)(g)	1,360,000	1,340,929
SLM Student Loan Trust, Series 2006-7, Class A2, 0.49%, 10/25/16 (a)(g)	119,315	119,157
SLM Student Loan Trust, Series 2006-9, Class A2, 0.50%, 4/25/17 (a)(g)	179,937	179,209
South Carolina Student Loan Corp., Series 2008-1, Class A1, 1.17%, 9/2/14 (a)(g)	609,328	609,384

TOTAL ASSET BACKED SECURITIES (COST $7,314,259)		5,232,643

Collateralized Mortgage Obligations – 3.9%
Fannie Mae IO, Series 2000-16, Class PS, 8.32%, 10/25/29 (a)	19,652	798
Fannie Mae IO, Series 2001-4, Class SA, 7.26%, 2/17/31 (a)	150,480	15,392
Fannie Mae IO, Series 270, Class 2, 8.50%, 9/1/23 (e)	33,505	6,536
Fannie Mae IO, Series 296, Class 2, 8.00%, 4/1/24 (e)	39,640	7,410
Fannie Mae IO, Series 306, Class IO, 8.00%, 5/1/30 (e)	49,268	9,045
FHA Weyerhaeuser, 7.43%, 1/1/24 (h)(i)	25,466	25,466
Freddie Mac, Series 2988, Class AF, 0.59%, 6/15/35 (a)(g)	857,294	832,743
Freddie Mac, Series 3212, Class BK, 5.50%, 9/15/36	900,000	931,696
Freddie Mac IO, Series 1534, Class K, 7.09%, 6/15/23 (a)	102,927	11,383
Freddie Mac IO, Series 2141, Class SD, 7.86%, 4/15/29 (a)	84,167	11,811
Freddie Mac IO, Series 2247, Class SC, 7.21%, 8/15/30 (a)	44,497	4,571
Government National Mortgage Association IO, Series 1999-30, Class S, 8.31%, 8/16/29 (a)	39,820	5,274
Government National Mortgage Association IO, Series 1999-30, Class SA, 7.71%, 4/16/29 (a)	52,385	4,919
Residential Asset Securitization Trust, Series 2003-A15, Class 1A2, 0.74%, 2/25/34 (a)	1,051,618	862,110

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $2,837,046)		2,729,154

Commercial Mortgage Backed Securities – 1.6%
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A2, 5.38%, 10/15/49	1,100,000	1,107,838
DLJ Mortgage Acceptance Corp., IO, Series 1997-CF1, Class S, 1.21%, 5/15/30 (a)(e)(h)	16,265	1
GS Mortgage Securities Corp., IO, Series 1997-GL, Class X2, 0.29%, 7/13/30 (a)(e)(h)	35,022	370

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (COST $1,107,586)		1,108,209

Municipal Bonds – 2.3%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, Series A, 6.90%, 12/1/40, AMT	800,000	855,560

Connecticut State, GO, Series B, 5.00%, 4/15/18	650,000	750,425

TOTAL MUNICIPAL BONDS (COST $1,497,844)		1,605,985

Investment Company – 23.3%
Northern Institutional Diversified Assets Portfolio, Shares Class, 0.10% (f)	16,193,792	16,193,792

TOTAL INVESTMENT COMPANY (COST $16,193,792)		16,193,792

TOTAL INVESTMENTS (COST $95,017,078) — 135.1%		93,757,287

Percentages indicated are based on net assets of $69,388,680.

(a)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2009. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Portfolio to require the issuer to repurchase the security from the Portfolio within various time periods, including daily, weekly, monthly, or semi-annually.

(b)

Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Investment Adviser, using procedures approved by the Board of Trustees, has deemed these securities to be liquid.

(c)	In connection with the Lehman Brothers Holdings, Inc. bankruptcy filing announcement on September 15, 2008, the Portfolio stopped accruing prospective interest amounts on that date.
(d)	Non-Income Producing; Defaulted Bond.
(e)

Interest-Only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an Interest-Only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate adjusts periodically based on the pay off of the underlying mortgage. The interest rate presented represents the rates in effect on July 31, 2009. The principal amount shown is the notional amount of the underlying mortgages.

(f)	The rate represents the annualized one-day yield that was in effect on July 31, 2009.
(g)	Security held as collateral for "to be announced" securities.
(h)

Rule 144a, section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Adviser, using procedures approved by the Board of Trustees, has deemed these securities to be illiquid. Represents 0.04% of net assets.

(i)	Security was fair valued as of July 31, 2009. Represents 0.04% of net assets.
(j)	Defaulted Bond.

AMT	Interest on security is subject to federal alternative minimum tax

FHA	Federal Housing Administration

GO	General Obligation

IO	Interest-Only security. Represents 0.14% of net assets.

MTN	Medium Term Note

PLC	Public Limited Company

TBA	Security was traded on a “to be announced” basis. Represents 35.70% of net assets.

See notes to schedules of portfolio investments.

HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME PORTFOLIO
Schedule of Portfolio Investments
July 31, 2009
(Unaudited)

	Principal Amount ($)	Value ($)
Certificates of Deposit – 0.9%
Banking – 0.9%
First Tennessee Bank, 0.75%, 12/17/09 (a)	100,000	99,701

TOTAL CERTIFICATES OF DEPOSIT (COST $98,268)		99,701

U.S. Government and Government Agency Obligations – 82.8%
Federal Home Loan Mortgage Corp. – 7.9%
5.13%, 11/17/17	400,000	440,716
Pool #1B2655, 4.96%, 12/1/34 (a)(f)	70,469	72,399
Pool #1J1313, 6.33%, 6/1/36 (a)	169,161	178,108
Pool #847557, 4.21%, 7/1/34 (a)(f)	82,069	83,234
Pool #G02981, 6.00%, 6/1/37	133,223	139,761

		914,218

Federal National Mortgage Association – 46.0%
3.25%, 8/12/10	150,000	153,969
Pool #922090, 5.88%, 3/1/37 (a)	153,017	161,338
TBA August:
5.50%, 8/1/19	1,675,000	1,754,562
5.00%, 8/13/39	640,000	654,800
5.26%, 8/13/39	2,535,000	2,626,103

		5,350,772

U.S. Treasury Notes – 28.9%
1.50%, 7/15/12	1,860,000	1,854,773
3.38%, 7/31/13	185,000	194,250
1.88%, 4/30/14	650,000	633,087
2.63%, 6/30/14	620,000	623,292
3.88%, 5/15/18	45,000	46,477

		3,351,879

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (COST $9,580,243)		9,616,869

Corporate Obligations – 30.4%
Banking – 0.8%
American Express Centurion Bank, 5.95%, 6/12/17 (d)	100,000	95,387

Computer Services – 0.9%
Electronic Data Systems, Series B, 6.00%, 8/1/13	100,000	109,974

Electric – 3.5%
Duke Energy Corp., 5.65%, 6/15/13	75,000	79,910
MidAmerican Energy Co., 5.95%, 7/15/17	300,000	327,710

		407,620

Finance – 10.9%
Bear Stearns Co., Inc., 4.50%, 10/28/10	75,000	77,150
Bear Stearns Co., Inc., Series B, 6.95%, 8/10/12, MTN	150,000	166,260
Citigroup, Inc., 6.50%, 8/19/13	25,000	25,475
Countrywide Home Loans, Series L, 4.00%, 3/22/11, MTN	150,000	150,616
General Electric Capital Corp., 5.63%, 5/1/18	100,000	100,935
Lehman Brothers Holdings, Series I, 0.00%, 5/2/18, MTN (b)(c)	75,000	13,313
Morgan Stanley, 1.95%, 6/20/12	500,000	500,866
Morgan Stanley, Series F, 6.00%, 4/28/15, MTN	75,000	77,644
XTRA Finance Corp., 5.15%, 4/1/17	150,000	149,107

		1,261,366

Media – 3.9%
Time Warner Entertainment, 8.88%, 10/1/12	350,000	405,737
Vivendi, 5.75%, 4/4/13 (d)	50,000	50,226

		455,963

Medical – 0.2%
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13	25,000	26,530

Office Equipment & Services – 0.9%
Xerox Corp., 1.36%, 12/18/09 (a)	100,000	99,839

Pipelines – 0.9%
Transcontinental Gas Pipeline Corp., 6.05%, 6/15/18	100,000	105,234

Retail – 0.2%
Kroger Co. (The), 5.00%, 4/15/13	25,000	25,931

Telecommunications – 2.5%
Verizon Pennsylvania, Inc., 5.65%, 11/15/11	275,000	292,924

Transportation – 5.6%
Burlington Northern Santa Fe Railway Co., 4.83%, 1/15/23	214,072	214,066
Union Pacific Corp., 5.75%, 11/15/17	150,000	157,859
Union Pacific Railroad, 5.08%, 1/2/29	284,337	281,969

		653,894

TOTAL CORPORATE OBLIGATIONS (COST $3,461,828)		3,534,662

Asset Backed Securities – 6.1%
Cairn Mezzanine plc, Series 2007- 3A, Class B1, 1.82%, 8/13/47 (a)(g)(h)	145,000	0
Capital Auto Receivables Asset Trust, Series 2007-SN1, Class A3A, 5.38%, 7/15/10 (f)	27,440	27,500
Capital Auto Receivables Asset Trust, Series 2007-SN1, Class A3B, 0.35%, 7/15/10 (a)(f)	30,184	30,153
Carmax Auto Owner Trust, Series 2008-2, Class A2B, 1.19%, 9/15/11 (a)(f)	134,237	134,356
Countrywide Asset-Backed Certificates, Series 2006-S4, Class A3, 5.80%, 7/25/34	1,746	550
GE Business Loan Trust, Series 2006-2A, Class A, 0.47%, 11/15/34 (a)	226,161	127,562
Residential Funding Mortgage Securities, Series 2006-HSA1, Class A5, 5.31%, 2/25/36	60,383	18,398
SLM Student Loan Trust, Series 2005-4, Class A2, 0.58%, 4/26/21 (a)(f)	60,000	58,839
SLM Student Loan Trust, Series 2005-9, Class A4, 0.60%, 1/25/23 (a)(f)	190,000	187,335
SLM Student Loan Trust, Series 2006-7, Class A2, 0.49%, 10/25/16 (a)(f)	16,462	16,439

SLM Student Loan Trust, Series 2006-9, Class A2, 0.50%, 4/25/17 (a)(f)	22,849	22,757
South Carolina Student Loan Corp., Series 2008-1, Class A1, 1.17%, 9/2/14 (a)(f)	81,739	81,747

TOTAL ASSET BACKED SECURITIES (COST $954,938)		705,636

Collateralized Mortgage Obligations – 3.6%
Freddie Mac, Series 2988, Class AF, 0.59%, 6/15/35 (a)(f)	128,594	124,911
Freddie Mac, Series 3212, Class BK, 5.50%, 9/15/36	150,000	155,283
Residential Asset Securitization Trust, Series 2003-A15, Class 1A2, 0.74%, 2/25/34 (a)	170,533	139,802

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $445,516)		419,996

Investment Company – 19.2%
Northern Institutional Diversified Assets Portfolio, Shares Class, 0.10% (e)	2,228,518	2,228,518

TOTAL INVESTMENT COMPANY (COST $2,228,518)		2,228,518

TOTAL INVESTMENTS (COST $16,769,311) — 143.0%		16,605,382

Percentages indicated are based on net assets of $11,612,515.

(a)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2009. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Portfolio to require the issuer to repurchase the security from the Portfolio within various time periods, including daily, weekly, monthly, or semi-annually.

(b)	In connection with the Lehman Brothers Holdings, Inc. bankruptcy filing announcement on September 15, 2008, the Portfolio stopped accruing prospective interest amounts on that date.
(c)	Non-Income Producing; Defaulted Bond.
(d)

Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Investment Adviser, using procedures approved by the Board of Trustees, has deemed these securities to be liquid.

(e)	The rate represents the annualized one-day yield that was in effect on July 31, 2009.
(f)	Security held as collateral for "to be announced" securities.
(g)	Rule 144a, section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Adviser, using procedures approved by the Board of Trustees, has deemed these securities to be illiquid. Represents 0.00% of net assets.
(h)	Defaulted Bond.

MTN	Medium Term Note

PLC	Public Limited Company

TBA	Security was traded on a “to be announced” basis. Represents 43.36% of net assets.

See notes to schedules of portfolio investments.

HSBC INVESTOR GROWTH PORTFOLIO
Schedule of Portfolio Investments
July 31, 2009
(Unaudited)

	Shares	Value($)
Common Stocks – 99.2%
Aerospace & Defense – 2.1%
United Technologies Corp.	33,600	1,830,192

Biotechnology – 3.3%
Gilead Sciences, Inc. (a)	43,200	2,113,776
Illumina, Inc. (a)	20,000	722,800

		2,836,576

Business Services – 3.1%
Aecom Technology Corp. (a)	26,800	868,320
MasterCard, Inc., Class A	9,000	1,746,270

		2,614,590

Chemicals – 2.7%
Monsanto Co.	27,400	2,301,600

Computer Services – 3.7%
Cognizant Technology Solutions Corp. (a)	80,500	2,381,995
McAfee, Inc. (a)	17,000	757,860

		3,139,855

Computer Software – 4.6%
Adobe Systems, Inc. (a)	28,800	933,696
Microsoft Corp.	55,900	1,314,768
Oracle Corp.	78,500	1,737,205

		3,985,669

Computers – 8.8%
Apple, Inc. (a)	17,700	2,892,003
Hewlett-Packard Co.	66,101	2,862,173
International Business Machines Corp.	6,800	801,924
Research In Motion Ltd. (a)	13,100	995,600

		7,551,700

Consumer Products – 0.9%
Ecolab, Inc.	19,300	801,143

Diversified Manufacturing Operations – 3.3%
Danaher Corp.	31,900	1,953,556
Fastenal Co.	25,700	914,149

		2,867,705

Electronic Components & Semiconductors – 2.6%
Dolby Laboratories, Inc., Class A (a)	22,200	924,186
First Solar, Inc. (a)	2,400	370,536
Marvell Technology Group Ltd. (a)	68,278	910,829

		2,205,551

Financial Services – 11.7%
BlackRock, Inc.	7,550	1,438,577
Goldman Sachs Group, Inc.	5,600	914,480
IntercontinentalExchange, Inc. (a)	8,400	790,104
JP Morgan Chase & Co.	40,400	1,561,460
Morgan Stanley	28,400	809,400
The Charles Schwab Corp.	106,900	1,910,303
Visa, Inc., Class A	40,000	2,618,400

		10,042,724

Health Care – 4.5%
Baxter International, Inc.	29,200	1,646,004
Mindray Medical International Ltd. ADR	30,600	909,432
St. Jude Medical, Inc. (a)	33,700	1,270,827

		3,826,263

Internet Related – 9.4%
Baidu, Inc. ADR (a)	5,000	1,740,700
Equinix, Inc. (a)	17,200	1,405,756
Google, Inc., Class A (a)	6,930	3,070,336
Priceline.com, Inc. (a)	14,200	1,840,604

		8,057,396

Leisure – 1.4%
Carnival Corp.	42,700	1,195,173

Oil & Gas – 8.7%
FMC Technologies, Inc. (a)	27,400	1,191,900
Petro-Canada	41,200	1,704,444
Petrohawk Energy Corp. (a)	25,700	623,996
Petroleo Brasileiro SA ADR	21,100	870,164
Southwestern Energy Co. (a)	28,400	1,176,612
Transocean Ltd. (a)	9,600	765,024
Weatherford International Ltd. (a)	62,000	1,163,120

		7,495,260

Pharmaceuticals – 8.5%
CVS Caremark Corp.	38,800	1,299,024
Medco Health Solutions, Inc. (a)	69,500	3,673,770
Teva Pharmaceutical Industries Ltd. ADR	43,200	2,304,288

		7,277,082

Retail – 5.5%
Amazon.com, Inc. (a)	5,000	428,800
Best Buy Co., Inc.	21,700	810,929
Kohl’s Corp. (a)	22,900	1,111,795
O’Reilly Automotive, Inc. (a)	10,300	418,798
Target Corp.	9,500	414,390
Wal-Mart Stores, Inc.	30,700	1,531,316

		4,716,028

Telecommunications – 9.7%
America Movil SAB de C.V. ADR, Series L	22,900	984,929
American Tower Corp., Class A (a)	25,100	855,659
Cisco Systems, Inc. (a)	105,900	2,330,859
Juniper Networks, Inc. (a)	34,100	891,033
QUALCOMM, Inc.	70,600	3,262,426

		8,324,906

Transportation – 4.7%
C.H. Robinson Worldwide, Inc.	14,200	774,326
Expeditors International of Washington, Inc.	15,900	539,487

See notes to schedules of portfolio investments.

Union Pacific Corp.	46,500	2,674,680

		3,988,493

TOTAL COMMON STOCKS (COST $80,649,561)		85,057,906

Investment Company – 0.5%
Northern Institutional Diversified Assets Portfolio, Shares Class, 0.10% (b)	403,084	403,084

TOTAL INVESTMENT COMPANY (COST $403,084)		403,084

TOTAL INVESTMENTS (COST $81,052,645) — 99.7%		85,460,990

Percentages indicated are based on net assets of $85,676,959.

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2009.

ADR	American Depositary Receipt

See notes to schedules of portfolio investments.

HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO
Schedule of Portfolio Investments
July 31, 2009
(Unaudited)

	Shares	Value($)
Common Stocks – 98.3%
Australia – 6.6%
Australia & New Zealand Banking Group Ltd.	199,300	3,087,739
BHP Billiton Ltd.	36,500	1,155,092
Commonwealth Bank of Australia	48,200	1,724,840
Lend Lease Corp., Ltd.	143,700	931,143
Macquarie Group Ltd.	18,300	673,533
National Australia Bank Ltd.	113,565	2,310,173
Qantas Airways Ltd.	412,833	800,793
Tabcorp Holdings Ltd.	206,100	1,247,598
Telstra Corp. Ltd.	513,500	1,515,560

		13,446,471

Belgium – 0.8%
Delhaize Group SA	22,100	1,580,079

Brazil – 0.4%
Banco Do Brasil SA	60,000	759,811

Canada – 5.1%
BCE, Inc.	29,400	675,081
Fairfax Financial Holdings Ltd.	5,200	1,583,658
Industrial Alliance Insurance and Financial Services, Inc.	26,100	717,326
National Bank of Canada	26,600	1,435,215
Nexen, Inc.	40,576	841,283
Petro-Canada	60,100	2,482,682
Royal Bank of Canada	30,300	1,442,696
Telus Corp.	19,700	544,174
WestJet Airlines Ltd.	59,300	569,875

		10,291,990

Czech Republic – 0.6%
CEZ AS	20,900	1,126,773

Finland – 0.8%
Nokia Oyj	129,400	1,722,358

France – 12.9%
BNP Paribas SA	55,180	4,022,256
Casino Guichard-Perrachon SA	7,300	502,993
Credit Agricole SA	192,248	2,743,817
Electricite de France	42,900	2,126,017
France Telecom SA	63,200	1,577,050
Lagardere S.C.A.	46,400	1,732,784
Renault SA	68,700	2,929,279
Sanofi-Aventis	52,700	3,451,699
Societe Generale	58,231	3,738,448
Total SA	51,500	2,855,688
Vallourec SA	4,772	627,689

		26,307,720

Germany – 13.9%
Allianz SE	27,200	2,689,726
BASF AG	64,800	3,233,028
Bayer AG	45,800	2,803,962
Deutsche Bank AG	44,700	2,911,160
Deutsche Lufthansa AG	81,300	1,096,613
Deutsche Post AG	132,950	2,103,070
Deutsche Telekom AG	191,900	2,453,069
E.ON AG	91,100	3,467,645
Fresenius Medical Care AG & Co. KGaA	18,100	831,861
Metro AG	33,100	1,916,065
Muenchener Rueckversicherungs- Gesellschaft AG	17,600	2,666,172
RWE AG	24,390	2,062,884

		28,235,255

India – 0.7%
State Bank of India GDR	17,600	1,320,000

Italy – 5.7%
Enel SpA	377,100	2,048,843
ENI SpA	139,700	3,251,060
Intesa Sanpaolo SpA	650,300	2,421,098
Telecom Italia RSP	920,000	1,036,411
Telecom Italia SpA	1,289,400	2,017,587
UniCredit SpA	297,600	871,540

		11,646,539

Japan – 13.9%
AEON Co. Ltd.	81,200	789,599
FUJITSU Ltd.	370,000	2,432,512
Honda Motor Co., Ltd.	27,600	889,758
KDDI Corp.	279	1,480,372
Kyocera Corp.	24,500	1,973,259
Mitsubishi Chemical Holdings Corp.	184,500	828,797
Mitsubishi Corp.	50,900	1,016,816
Mitsui & Co., Ltd.	149,000	1,869,390
Mitsui Fudosan Co. Ltd.	49,000	901,173
NAMCO BANDAI Holdings, Inc.	123,800	1,392,276
Nippon Mining Holdings, Inc.	187,000	889,441
Nippon Telegraph & Telephone Corp.	63,000	2,603,636
Nissan Motor Co., Ltd.	371,400	2,704,731
Sharp Corp.	134,000	1,491,407
Sony Corp.	37,910	1,071,866
Sumitomo Mitsui Financial Group, Inc.	46,900	2,007,663
The Furukawa Electric Co. Ltd.	123,000	594,134
The Tokyo Electric Power Co., Inc.	28,000	717,683
Toshiba Corp.	543,000	2,410,528

		28,065,041

Netherlands – 3.3%
ING Groep NV	155,768	1,997,407
Koninklijke Ahold NV	223,020	2,535,915
Randstad Holding NV (a)	60,700	2,102,022

		6,635,344

New Zealand – 0.4%
Telecom Corp. of New Zealand Ltd.	456,800	851,704

Norway – 1.2%
StatoilHydro ASA	110,400	2,360,515

Russian Federation – 0.7%
JSC MMC Norilsk Nickel ADR	67,789	678,568
LUKOIL ADR	16,550	827,500

		1,506,068

Singapore – 0.2%
Neptune Orient Lines Ltd.	427,000	492,647

South Africa – 0.2%
Standard Bank Group Ltd.	31,023	373,797

South Korea – 1.2%
KB Financial Group, Inc. ADR (a)	33,200	1,424,612
Samsung Electronics Co., Ltd., Preferred	2,900	1,097,036

		2,521,648

Spain – 2.9%
Banco Santander SA	125,900	1,822,895

Telefonica SA	161,400	4,014,817

		5,837,712

Sweden – 3.1%
Electrolux AB, B Shares (a)	35,300	660,673
Ericsson LM, B Shares	153,000	1,501,767
Nordea Bank AB	114,080	1,107,097
Svenska Cellusoa AB (SCA), B Shares	189,700	2,439,267
Volvo AB, B Shares	86,500	632,582

		6,341,386

Switzerland – 1.7%
Adecco SA, Registered	10,300	496,583
Novartis AG	63,940	2,929,436

		3,426,019

Taiwan – 0.9%
AU Optronics Corp.	1,101,000	1,221,916
Compal Electronics, Inc.	581,895	571,285

		1,793,201

Thailand – 0.4%
PTT Public Co., Ltd.	121,400	852,869

Turkey – 0.5%
Turkiye Garanti Bankasi AS	308,700	1,091,629

United Kingdom – 20.2%
Associated British Foods plc	199,300	2,649,655
AstraZeneca plc	65,200	3,052,388
Aviva plc	352,191	2,063,217
Barclays plc	451,300	2,278,623
BP plc	532,500	4,422,010
BT Group plc	475,330	1,005,471
Centrica plc	618,000	2,273,387
Drax Group plc	51,100	341,603
GlaxoSmithKline plc	213,800	4,102,955
Lloyds Banking Group plc	1,473,225	2,091,496
Old Mutual plc	128,700	205,970
Rolls-Royce Group plc	77,200	534,132
Royal Dutch Shell plc, A Shares	200,987	5,281,669
RSA Insurance Group plc	505,627	1,069,136
Thomas Cook Group plc	175,500	636,071
Tui Travel plc	208,700	791,256
Vodafone Group plc	2,629,958	5,389,672
Wolseley plc (a)	96,200	2,151,417
WPP plc	71,100	548,334

		40,888,462

TOTAL COMMON STOCKS (COST $236,756,409)		199,475,038

Rights – 0.0%
Belgium – 0.0%
Fortis	121,532	0

South Korea – 0.0%
KB Financial Group, Inc.	2,579	34,817

TOTAL RIGHTS (COST $0)		34,817

Investment Company – 1.3%
Northern Institutional Diversified Assets Portfolio, Shares Class, 0.10% (b)	2,717,256	2,717,256

TOTAL INVESTMENT COMPANY (COST $2,717,256)		2,717,256

TOTAL INVESTMENTS (COST $239,473,665) — 99.6%		202,227,111

Percentages indicated are based on net assets of $203,124,972.

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2009.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PLC	Public Limited Company

See notes to schedules of portfolio investments.

Schedule of Portfolio Investments - July 31, 2009
The Portfolio invested, as a percentage of net assets, in the following industries, as of July 31, 2009:

Industry	Percent of Net Assets
Automotive	3.5%
Banking & Financial Services	23.4%
Business Services	1.5%
Building & Construction	2.3%
Cash & Cash Equivalents	1.3%
Chemicals	2.0%
Drugs - Medical	7.1%
Electrical	6.6%
Electronic Components & Semiconductors	3.7%
Food & Beverage	2.1%
Gaming	0.6%
Import/Export	0.9%
Insurance	4.5%
Manufacturing	5.1%
Metals & Mining	1.2%
Oil & Gas	13.0%
Real Estate	0.9%
Publishing	0.9%
Retail	2.8%
Telecommunications	14.0%
Transportation Services	2.2%

Total Investments	99.6%

At July 31, 2009 the Portfolio’s open foreign currency contracts were as follows:

Currency	Delivery Date	Amount (Local Currency)	Contract Value (U.S. Dollar) ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

LONG CONTRACTS
British Pound Sterling	8/3/2009	79,000	130,334	131,945	1,611

HSBC INVESTOR OPPORTUNITY PORTFOLIO
Schedule of Portfolio Investments
July 31, 2009
(Unaudited)

	Shares	Value($)
Common Stocks – 96.7%
Aerospace & Defense – 2.2%
BE Aerospace, Inc. (a)	165,400	2,672,864

Biotechnology – 5.0%
Illumina, Inc. (a)	83,650	3,023,111
Life Technologies Corp. (a)	67,500	3,073,275

		6,096,386

Business Services – 2.4%
MSCI, Inc., Class A (a)	42,700	1,193,465
Navigant Consulting, Inc. (a)	145,250	1,728,475

		2,921,940

Chemicals – 1.7%
Celanese Corp., Series A	79,400	2,040,580

Communications – 1.1%
Discovery Communications, Inc., Class A (a)	57,200	1,401,400

Computer Software – 11.5%
ACI Worldwide, Inc. (a)	77,750	1,171,693
BMC Software, Inc. (a)	58,950	2,006,068
Check Point Software Technologies Ltd. (a)	135,850	3,625,836
Citrix Systems, Inc. (a)	36,300	1,292,280
Nuance Communications, Inc. (a)	230,650	3,044,580
Salesforce.com, Inc. (a)	39,250	1,701,095
VeriFone Holdings, Inc. (a)	148,350	1,336,634

		14,178,186

Consumer Products – 5.2%
Church & Dwight Co., Inc.	38,900	2,294,322
Crown Holdings, Inc. (a)	95,700	2,402,070
Ralcorp Holdings, Inc. (a)	27,300	1,733,823

		6,430,215

Diversified Manufacturing Operations – 3.8%
Actuant Corp., Class A	19,800	254,323
AMETEK, Inc.	65,300	2,113,108
Joy Global, Inc.	62,750	2,333,045

		4,700,476

Education – 1.0%
DeVry, Inc.	25,150	1,250,961

Electronic Components & Semiconductors – 2.4%
Maxim Integrated Products, Inc.	144,850	2,566,742
Teradyne, Inc. (a)	41,800	329,384

		2,896,126

Environmental Services – 1.6%
Stericycle, Inc. (a)	39,200	2,007,040

Financial Services – 6.5%
Annaly Capital Management, Inc.	105,450	1,776,833
First Horizon Natlional Corp.	148,600	1,905,052
PrivateBancorp, Inc.	81,100	2,013,713
Waddell & Reed Financial, Inc., Class A	79,000	2,241,230

		7,936,828

Gaming – 1.0%
Scientific Games Corp., Class A (a)	69,600	1,254,192

Health Care – 6.8%
DaVita, Inc. (a)	62,300	3,096,310
IDEXX Laboratories, Inc. (a)	60,600	3,019,092
MEDNAX, Inc. (a)	35,450	1,643,107
Skilled Healthcare Group, Inc., Class A (a)	75,200	621,152

		8,379,661

Industrial Manufacturing – 6.4%
IDEX Corp.	87,100	2,376,088
Mettler-Toledo International, Inc. (a)	43,550	3,660,813
WESCO International, Inc. (a)	76,400	1,886,316

		7,923,217

Internet Related – 1.2%
VeriSign, Inc. (a)	74,300	1,518,692

Oil & Gas – 12.4%
Consol Energy, Inc.	68,000	2,416,040
Denbury Resources, Inc. (a)	167,700	2,783,820
ENSCO International, Inc.	47,800	1,811,142
EQT Corp.	46,100	1,769,318
Exterran Holdings, Inc. (a)	101,600	1,766,824
Massey Energy Co.	176,850	4,704,210

		15,251,354

Pharmaceuticals – 11.5%
Alexion Pharmaceuticals, Inc. (a)	106,250	4,680,312
Elan Corp. plc ADR (a)	230,700	1,817,916
OSI Pharmaceuticals, Inc. (a)	87,100	2,943,109
Santarus, Inc. (a)	210,100	659,714
Shire plc ADR	89,700	4,019,457

		14,120,508

Retail – 6.9%
American Eagle Outfitters, Inc.	237,950	3,424,100
Hibbett Sports, Inc. (a)	64,450	1,186,525
O’Reilly Automotive, Inc. (a)	52,200	2,122,452
PetSmart, Inc.	77,700	1,738,149

		8,471,226

Telecommunications – 6.1%
Alcatel-Lucent ADR (a)	471,500	1,301,340
Comverse Technology, Inc. (a)	192,300	1,521,093
NII Holdings, Inc. (a)	85,400	1,965,908

See notes to schedules of portfolio investments.

Polycom, Inc. (a)	112,300	2,667,125

		7,455,466

TOTAL COMMON STOCKS (COST $123,144,110)		118,907,318

Investment Company – 2.0%
Northern Institutional Government Select Portfolio, Shares Class, 0.10% (b)	2,508,132	2,508,132

TOTAL INVESTMENT COMPANY (COST $2,508,132)		2,508,132

TOTAL INVESTMENTS (COST $125,652,242) — 98.7%		121,415,450

Percentages indicated are based on net assets of $122,949,822.

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2009.

ADR	American Depositary Receipt

PLC	Public Limited Company

See notes to schedules of portfolio investments.

HSBC INVESTOR VALUE PORTFOLIO
Schedule of Portfolio Investments
July 31, 2009
(Unaudited)

	Shares	Value($)
Common Stocks – 98.7%
Aerospace & Defense – 5.1%
Lockheed Martin Corp.	14,900	1,113,924
Raytheon Co.	28,700	1,347,465

		2,461,389

Agricultural Chemicals – 1.3%
The Mosaic Co.	11,500	599,725

Banking – 3.0%
Wells Fargo & Co.	59,100	1,445,586

Business Services – 2.8%
Pitney Bowes, Inc.	65,700	1,356,705

Computer Software – 8.9%
CA, Inc.	115,600	2,443,784
Microsoft Corp.	77,700	1,827,504

		4,271,288

Conglomerates – 3.2%
Loews Corp.	51,240	1,538,225
Consumer Products – 4.2%
Kimberly-Clark Corp.	23,400	1,367,730
Kraft Foods, Inc.	22,769	645,273

		2,013,003

Diversified Manufacturing Operations – 1.6%
Ingersoll-Rand PLC	26,100	753,768

Electronic Components & Semiconductors – 2.2%
Agilent Technologies, Inc. (a)	44,600	1,035,612

Energy – 1.3%
Halliburton Co.	28,000	618,520

Financial Services – 3.3%
JP Morgan Chase & Co.	41,150	1,590,448

Insurance – 8.5%
Aetna, Inc.	20,800	560,976
Aon Corp.	29,100	1,147,995
Genworth Financial, Inc., Class A (a)	78,200	539,580
MetLife, Inc.	35,200	1,195,040
The Hartford Financial Services Group, Inc.	37,300	615,077

		4,058,668

Media – 6.5%
CBS Corp., Class B	34,350	281,327
Comcast Corp., Class A	51,650	722,583
Viacom, Inc., Class B (a)	91,300	2,114,508

		3,118,418

Metals & Mining – 7.3%
AngloGold Ashanti Ltd. ADR	47,327	1,855,218
Barrick Gold Corp.	47,300	1,650,770

		3,505,988

Oil & Gas – 14.2%
Apache Corp.	23,800	1,998,010
ConocoPhillips	9,571	418,349
EOG Resources, Inc.	9,075	671,822
Hess Corp.	12,100	667,920
Noble Energy, Inc.	35,900	2,194,208
Talisman Energy, Inc.	55,200	849,528

		6,799,837

Pharmaceuticals – 10.6%
Amgen, Inc. (a)	30,900	1,925,379
CVS Caremark Corp.	30,700	1,027,836
Merck & Co., Inc.	30,600	918,306
Sanofi-Aventis ADR	36,200	1,181,568

		5,053,089

Telecommunications – 8.0%
AT&T, Inc.	31,500	826,245
Motorola, Inc.	303,000	2,169,480
Verizon Communications, Inc.	25,800	827,406

		3,823,131

Tobacco – 2.8%
Philip Morris International, Inc.	28,200	1,314,120

Transportation – 2.0%
Union Pacific Corp.	16,800	966,336

Utilities – 1.9%
NRG Energy, Inc. (a)	33,800	919,698

TOTAL COMMON STOCKS (COST $53,692,833)		47,243,554

Investment Company – 0.3%
Northern Institutional Government Select Portfolio, Shares Class, 0.10% (b)	148,429	148,429

TOTAL INVESTMENT COMPANY (COST $148,429)		148,429

TOTAL INVESTMENTS (COST $53,841,262) — 99.0%		47,391,983

Percentages indicated are based on net assets of $47,872,848.

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2009.

ADR	American Depositary Receipt

PLC	Public Limited Company

See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments (Unaudited)	July 31, 2009

1.	Organization:

          The HSBC Investor Funds (the “Trust”), a Massachusetts business trust organized on April 22, 1987, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust contains the following funds, each a diversified series, of the HSBC Investor Family of Funds:

Fund	Short Name
HSBC Investor Core Plus Fixed Income Fund	Core Plus Fixed Income Fund
HSBC Investor Intermediate Duration Fixed	Intermediate Duration Fixed Income Fund
HSBC Investor Growth Fund	Growth Fund
HSBC Investor Opportunity Fund	Opportunity Fund
HSBC Investor Overseas Equity Fund	Overseas Equity Fund
HSBC Investor Value Fund	Value Fund
(Individually a “Feeder Fund”, collectively the “Feeder Funds”)

HSBC Investor Aggressive Growth Strategy Fund	Aggressive Growth Fund
HSBC Investor Growth Strategy Fund	Growth Strategy Fund
HSBC Investor Moderate Growth Strategy Fund	Moderate Growth Fund
HSBC Investor Conservative Growth Strategy Fund	Conservative Growth Fund
(Individually a “LifeLine Fund”, collectively the “LifeLine Funds”)

HSBC Investor New York Tax-Free Bond Fund	New York Tax-Free Bond Fund
HSBC Investor Mid-Cap Fund	Mid-Cap Fund
(Individually a “Variable Direct Fund”, collectively the “Variable Direct Funds”)

HSBC Investor California Tax-Free Money Market Fund	California Tax-Free Money Market Fund
HSBC Investor New York Tax-Free Money Market Fund	N.Y. Tax-Free Money Market Fund
HSBC Investor Prime Money Market Fund	Prime Money Market Fund
HSBC Investor Tax-Free Money Market Fund	Tax-Free Money Market Fund
HSBC Investor U.S. Government Money Market Fund	U.S. Government Money Market Fund
HSBC Investor U.S. Treasury Money Market Fund	U.S. Treasury Money Market Fund
(Individually a “Money Market Fund”, collectively the “Money Market Funds”)

          The Feeder Funds, LifeLine Funds, Variable Direct Funds and Money Market Funds are collectively referred to as the “Funds.”

           All the Funds, except the New York Tax-Free Bond Fund, are diversified funds. The New York Tax-Free Bond Fund is a non-diversified fund which means it may concentrate its investments in the securities of a limited number of issuers. Each Fund is a part of the HSBC Investor Family of Funds.

          The HSBC Investor Portfolios (the “Portfolio Trust”), is an open-end management investment company organized as a master trust fund under the laws of the State of New York on November 1, 1994. The Portfolios operate as master funds in master-feeder arrangements and also receive investments from funds of funds. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in the Portfolios. The Portfolio Trust contains the following (individually a “Portfolio”, collectively the “Portfolios”):

Portfolio	Short Name
HSBC Investor Core Plus Fixed Income Portfolio	Core Plus Fixed Income Portfolio
HSBC Investor Intermediate Duration Fixed Income Portfolio	Intermediate Duration Fixed Income Portfolio
HSBC Investor Growth Portfolio	Growth Portfolio
HSBC Investor International Equity Portfolio	International Equity Portfolio
HSBC Investor Opportunity Portfolio	Opportunity Portfolio
HSBC Investor Value Portfolio	Value Portfolio

          The Feeder Funds utilize the master-feeder fund structure and seek to achieve their investment objectives by investing all their investable assets in their respective Portfolios (as defined below):

Feeder Fund	Respective Portfolio	Proportionate Interest on July 31, 2009
Core Plus Fixed Income Fund	Core Plus Fixed Income Portfolio	13.1%
Intermediate Duration Fixed Income Fund	Intermediate Duration Fixed Income Portfolio	97.4%
Growth Fund	Growth Portfolio	65.6%
Opportunity Fund	Opportunity Portfolio	8.7%
Overseas Equity Fund	International Equity Portfolio	3.4%
Value Fund	Value Portfolio	61.0%

          The LifeLine Funds are funds of funds that invest in other funds in the HSBC Investor Family of Funds as well as mutual funds that are not affiliated with the HSBC Investor Family of Funds (collectively the “Underlying Funds”). The LifeLine Funds currently invest in the Portfolios, the Prime Money Market Fund and the Goldman Sachs High Yield Fund, Class I. The Goldman Sachs High Yield Fund is also an open-end management investment company within the Goldman Sachs Trust.

Asset Class of Underlying Funds	Aggressive Growth Fund	Growth Strategy Fund	Moderate Growth Fund	Conservative Growth Fund
Large Cap Growth	21%	21%	19%	15%
Large Cap Value	21%	21%	18%	14%
Small-cap	34%	20%	11%	4%
International Equity	23%	20%	15%	10%
Fixed Income	None	15%	26%	28%
High Yield Fixed Income	None	2%	5%	8%
Money Market	1%	1%	6%	21%
Total	100%	100%	100%	100%

          The Portfolios are a diversified series of the Portfolio Trust and are part of the HSBC Investor Family of Funds, and like each Feeder Fund, are open-end management investment companies. The Portfolios’ Schedules of Portfolio Investments (“Schedules”) are published separately and should be read in conjunction with the Schedules of the Feeder Funds and the LifeLine Funds.

          Under the Trust and Portfolio Trust organizational documents, the Trust and Portfolio Trust officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds and Portfolios. In addition, in the normal course of business, the Trust and Portfolio Trust enter into contracts with service providers, which also provide for indemnifications by the Funds. The Funds’ maximum exposure under these arrangements is unknown, as this would involve any future claims that may be made against the Funds. However, based on experience, the Trust and Portfolio Trust expect that risk of loss to be remote.

2.	Significant Accounting Policies:

          The following is a summary of the significant accounting policies followed by the Funds and the Portfolios in the preparation of their Schedules. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation:

          The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

A. Variable Direct Funds

          Bonds and other fixed income securities (other than short-term obligations, but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds’ Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

          The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued by or at the direction of the Funds’ Board of Trustees. In addition, specific securities may need to be valued by or at the discretion of the Funds’ Board of Trustees due to potentially significant events. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters and armed conflicts.

B. Feeder Funds and Lifeline Funds

          The Feeder Funds and LifeLine Funds record their investments in their respective Portfolios at fair value. The LifeLine Funds record their investments in the Prime Money Market Fund and the Goldman Sachs High Yield Fund at the net asset value reported by the funds. The underlying securities of the Portfolios and Prime Money Market Fund are recorded at fair value and at amortized cost, respectively, as more fully discussed below.

C. Portfolios

          Bonds and other fixed income securities (other than short-term obligations, but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Portfolios’ Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

          The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued by or at the direction of the Portfolios’ Board of Trustees. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters and armed conflicts. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios’ net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board of Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Portfolio may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When the International Equity Portfolio uses such a valuation model, the value assigned to the International Equity Portfolio’s foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

D. Money Market Funds

          Investments of the Money Market Funds are valued at amortized cost, which approximates fair value. Investments in other money market funds, which are priced at net asset value as reported by such companies. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

Foreign Currency Translation:

          The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held.

Foreign Currency Exchange Contracts:

          The Portfolios may enter into foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency.

Futures Contracts:

A. Variable Direct Funds and Portfolios

          The Variable Direct Funds and the Portfolios may invest in futures contracts for the purpose of hedging existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest rates.

Upon entering into a futures contract, the affected Variable Direct Fund or Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. A gain or loss equal to the daily variation margin is recognized on a daily basis. Should market conditions move unexpectedly, the Variable Direct Funds and the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Variable Direct Funds or Portfolios and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. No futures contracts were held as of July 31, 2009.

Mortgage Dollar Roll Transactions:

          The Mid-Cap Fund may write covered call options against some of the securities in their portfolios provided the securities are listed on a national securities exchange. A call option is “covered” if the Fund owns the underlying securities covered by the call. The premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss. If the call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining a realized gain or loss. For the nine months ended July 31, 2009, the Funds did not write any covered call options.

Options:

          The Mid-Cap Fund may write covered call options against some of the securities in their portfolios provided the securities are listed on a national securities exchange. A call option is “covered’’ if the Fund owns the underlying securities covered by the call. The premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss. If the call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining a realized gain or loss. For the nine months ended July 31, 2009, the Funds did not write any covered call options.

Restricted and Illiquid Securities:

          A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act’’) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the investment manager based on procedures established by the Board of Trustees of the Trust and the Portfolio Trust. Therefore, not all restricted securities are considered illiquid. At July 31, 2009, the Core Plus Fixed Income Portfolio and the Intermediate Duration Fixed Income Portfolio held illiquid securities representing 0.04% and 0.00% of net assets, respectively, as follows:

Core Plus Fixed Income Portfolio

Security Name	Acquistion Date	Acquisition Cost($)	Principal Amount($)	Value($)
Cairn Mezzanine plc, Series 2007-3A, Class B1, 1.82%, 8/13/47	3/2/2007	887,999	905,000	0
DLJ Mortgage Acceptance Corp., IO, Series 1997-CF1, Class S, 1.21%, 5/15/30	5/16/1997	1,091	16,265	1
FHA Weyerhaeuser, 7.43%, 1/1/24	3/28/2002	24,305	25,466	25,466
GS Mortgage Securities Corp., IO, Series 1997-GL, Class X2, 0.29%, 7/13/30	8/14/1997	1,117	35,022	370

Intermediate Duration Fixed Income Portfolio

Security Name	Acquistion Date	Acquisition Cost($)	Principal Amount($)	Value($)
Cairn Mezzanine plc, Series 2007-3A, Class B1, 1.82%, 8/13/47	3/2/2007	142,259	145,000	0

Repurchase Agreements:

          The Funds (except the U.S. Treasury Money Market Fund) and Portfolios may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer’’ (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds’ or the Portfolios’ Custodian, or another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counter-party default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Investment Transactions:

A. Variable Direct Funds, Portfolios and Money Market Funds

          Investment transactions are accounted for no later than one business day following trade date. For financial reporting purposes, changes in holdings are accounted for on trade date on the last business day of the reporting period. Investment gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and included, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

B. Feeder Funds and LifeLine Funds

          The Feeder Funds and LifeLine Funds record daily their pro-rata income, expenses and realized and unrealized gains and losses derived from their respective Portfolio. Changes in holdings of the Prime Money Market Fund for each LifeLine Fund are reflected no later than the first business day following trade date. For financial reporting purposes changes in holdings of the Prime Money Market Fund are reflected as of trade date. In addition, the Feeder Funds and LifeLine Funds accrue their own expenses daily as incurred.

Federal Income Tax Information:

          At July 31, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities for federal income tax purposes, were as follows:

Fund	Tax Cost of Securities ($)	Tax Unrealized Appreciation ($)	Tax Unrealized Depreciation ($)	Net Unrealized Appreciation/ (Depreciation) ($)
New York Tax-Free Bond Fund	40,994,634	1,099,655	(261,605)	838,050
Mid-Cap Fund	12,874,715	1,626,833	(1,506,226)	120,607
California Tax-Free Money Market Fund	103,191,014	-	-	-
New York Tax-Free Money Market Fund	803,699,329	-	-	-
Prime Money Market Fund	12,650,622,354	-	-	-
Tax-Free Money Market Fund	213,849,886	-	-	-
U.S. Government Money Market Fund	12,432,646,021	-	(2,250)	(2,250)
U.S. Treasury Money Market Fund	6,419,074,076	-	(341,684)	(341,684)
Core Plus Fixed Income Portfolio	95,081,873	1,775,124	(3,099,710)	(1,324,586)
Intermediate Duration Fixed Income Portfolio	16,773,759	218,888	(387,265)	(168,377)
Growth Portfolio	80,722,923	8,938,942	(4,200,875)	4,738,067
International Equity Portfolio	240,334,223	187,603,807	(225,710,919)	(38,107,112)
Opportunity Portfolio	128,688,822	15,530,404	(22,803,776)	(7,273,372)
Value Portfolio	53,676,377	6,152,568	(12,436,962)	(6,284,394)

3. Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1:	quoted prices in active markets for identical assets

Level 2:	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3:	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

          The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

          The Schedules of Portfolio Investments includes additional information regarding the investments for the Funds. The following is a summary of the valuation inputs used as of July 31, 2009 in valuing the Funds’ investments based upon three levels defined above:

	LEVEL 1		LEVEL 2	LEVEL 3	Total
Core Plus Fixed Income Fund
Investment Securities:
Affiliated Investment Companies	$-		$9,073,168	$-	$9,073,168
Total Investment Securities	$-		$9,073,168	$-	$9,073,168

Intermediate Duration Fixed Income Fund
Investment Securities:
Affiliated Investment Companies	$-		$11,306,994	$-	$11,306,994
Total Investment Securities	$-		$11,306,994	$-	$11,306,994

New York Tax-Free Bond Fund
Investment Securities:
Municipal Bonds	$-		$40,567,116	$-	$40,567,116
Investment Companies	1,265,568		-	-	1,265,568
Total Investment Securities	$1,265,568		$40,567,116	$-	$41,832,684

Growth Fund
Investment Securities:
Affiliated Investment Companies	$-		$56,234,275	$-	$56,234,275
Total Investment Securities	$-		$56,234,275	$-	$56,234,275

Mid-Cap Fund
Investment Securities:
Common Stocks - Domestic	$12,495,307		$-	$-	$12,495,307
Investment Companies	500,015		-	-	500,015
Total Investment Securities	$12,995,322		$-	$-	$12,995,322

Opportunity Fund
Investment Securities:
Affiliated Investment Companies	$-		$10,670,791	$-	$10,670,791
Total Investment Securities	$-		$10,670,791	$-	$10,670,791

Overseas Equity Fund
Investment Securities:
Affiliated Investment Companies	$-		$6,890,633	$-	$6,890,633
Total Investment Securities	$-		$6,890,633	$-	$6,890,633

Value Fund
Investment Securities:
Affiliated Investment Companies	$-		$29,220,943	$-	$29,220,943
Total Investment Securities	$-		$29,220,943	$-	$29,220,943

Aggressive Growth Strategy Fund
Investment Securities:
Affiliated Investment Companies	$89,575	(1)	$8,862,496	$-	$8,952,071
Total Investment Securities	$89,575		$8,862,496	$-	$8,952,071

Growth Strategy Fund
Investment Securities:
Affiliated Investment Companies	$271,508	(1)	$25,768,189	$-	$26,039,697
Unaffiliated Investment Companies	527,050		-	-	527,050
Total Investment Securities	$798,558		$25,768,189	$-	$26,566,747

Moderate Growth Strategy Fund
Investment Securities:
Affiliated Investment Companies	$1,774,407	(1)	$26,734,554	$-		$28,508,961
Unaffiliated Investment Companies	1,492,669		-	-		1,492,669
Total Investment Securities	$3,267,076		$26,734,554	$-		$30,001,630

Conservative Growth Strategy Fund
Investment Securities:
Affiliated Investment Companies	$2,106,793	(1)	$7,297,740	$-		$9,404,533
Unaffiliated Investment Companies	818,409		-	-		818,409
Total Investment Securities	$2,925,202		$7,297,740	$-		$10,222,942

California Tax-Free Money Market Fund
Investment Securities:
Commercial Paper and Notes	$-		$15,100,000	$-		$15,100,000
Variable Rate Demand Notes	-		83,585,000	-		83,585,000
Investment Companies	4,506,014		-	-		4,506,014
Total Investment Securities	$4,506,014		$98,685,000	$-		$103,191,014

New York Tax-Free Money Market Fund
Investment Securities:
Tax-Free Notes and Commercial Paper	$-		$144,700,000	$-		$144,700,000
Variable Rate Demand Notes	-		644,950,000	-		644,950,000
Investment Companies	14,049,329		-	-		14,049,329
Total Investment Securities	$14,049,329		$789,650,000	$-		$803,699,329

Prime Money Market Fund
Investment Securities:
Certificates of Deposit	$-		$3,466,013,038	$-		$3,466,013,038
Corporate Obligations	-		505,000,000	-		505,000,000
Commercial Paper and Notes	-		4,136,081,615	-		4,136,081,615
Variable Rate Demand Notes	-		580,885,000	-		580,885,000
Time Deposits	-		857,693,136	-		857,693,136
U.S. Government and Government Agency Obligations	-		2,898,049,565	-		2,898,049,565
Repurchase Agreements	-		206,900,000	-		206,900,000
Total Investment Securities	$-		$12,650,622,354	$-		$12,650,622,354

Tax-Free Money Market Fund
Investment Securities:
Commercial Paper and Notes	$-		$42,165,000	$-		$42,165,000
Municipal Bonds	-		101,785,000	-		101,785,000
Variable Rate Demand Notes	-		67,044,962	-		67,044,962
Investment Companies	2,854,924		-	-		2,854,924
Total Investment Securities	$2,854,924		$210,994,962	$-		$213,849,886

U.S. Government Money Market Fund
Investment Securities:
U.S. Government and Government Agency Obligations	$-		$6,889,630,090	$-		$6,889,630,090
U.S. Treasury Bills	-		99,913,681	-		99,913,681
Repurchase Agreements	-		5,443,100,000	-		5,443,100,000
Total Investment Securities	$-		$12,432,643,771	$-		$12,432,643,771

U.S. Treasury Money Market Fund
Investment Securities:
U.S. Treasury Obligations	$-		$6,418,732,392	$-		$6,418,732,392
Total Investment Securities	$-		$6,418,732,392	$-		$6,418,732,392

Core Plus Fixed Income Portfolio
Investment Securities:
Asset Backed Securities	$-		$5,232,643	$-	(3)	$5,232,643
Certificates of Deposit	-		99,701	-		99,701
Collateralized Mortgage Obligations	-		2,703,688	25,466	(2)	2,729,154
Commercial Mortgage Backed Securities	-		1,108,209	-		1,108,209
Corporate Obligations	-		21,811,980	-		21,811,980
Municipal Bonds	-		1,605,985	-		1,605,985
U.S. Government and Government Agency Obligations	-		44,975,823	-		44,975,823
Investment Companies	16,193,792		-	-		16,193,792
Total Investment Securities	$16,193,792		$77,538,029	$25,466		$93,757,287

Intermediate Duration Fixed Income Portfolio
Investment Securities:
Asset Backed Securities	$-	$705,636		$-	(3)	$705,636
Collateralized Mortgage Obligations	-	419,996		-		419,996
Certificates of Deposit	-	99,701		-		99,701
Corporate Obligations	-	3,534,662		-		3,534,662
U.S. Government and Government Agency Obligations	-	9,616,869		-		9,616,869
Investment Companies	2,228,518	-		-		2,228,518
Total Investment Securities	$2,228,518	$14,376,864		$-		$16,605,382

Growth Portfolio
Investment Securities:
Common Stocks - Domestic	$85,057,906	$-		$-		$85,057,906
Investment Companies	403,084	-		-		403,084
Total Investment Securities	$85,460,990	$-		$-		$85,460,990

International Equity Portfolio
Investment Securities:
Common Stocks - Foreign (a)	$14,542,670	$184,932,368		$-		$199,475,038
Rights	34,817	-	(4)	-		34,817
Investment Companies	2,717,256	-		-		2,717,256
Total Investment Securities	17,294,743	184,932,368		-		202,227,111
Other Financial Instruments*	-	1,611		-		1,611
Total Investments	$17,294,743	$184,933,979		$-		$202,228,722

Opportunity Portfolio
Investment Securities:
Common Stocks - Domestic	$118,907,318	$-		$-		$118,907,318
Investment Companies	2,508,132	-		-		2,508,132
Total Investment Securities	$121,415,450	$-		$-		$121,415,450

Value Portfolio
Investment Securities:
Common Stocks - Domestic	$47,243,554	$-		$-		$47,243,554
Investment Companies	148,429	-		-		148,429
Total Investment Securities	$47,391,983	$-		$-		$47,391,983

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of October 31, 2008	Realized Gain (Loss)	Change in Unrealized appreciation/ (depreciation)	Net Purchases (sales)	Transfers in (out) of Level 3	Balance as of July 31, 2009
Core Plus Fixed Income Portfolio
Investment Securities:
Asset Backed Securities (3)	$-	$-	$-	$-	$-	$-
Collateralized Mortgage Obligations (2)	26,158	(16)	(31)	(645)	-	25,466
Total Investment Securities	$26,158	$(16)	$(31)	$(645)	$-	$25,466

Intermediate Duration Fixed Income Portfolio
Investment Securities:
Asset Backed Securities (3)	$-	$-	$-	$-	$-	$-
Total Investment Securities	$-	$-	$-	$-	$-	$-

* Other financial instruments would include any derivative instruments, such as any futures, forwards, and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)	Based on the domicile of the security issuer.
(1)	Consists of the holding, HSBC Investor Prime Money Market Fund - Class I Shares, 0.28%, listed under Investment Companies on the Funds’ Schedule of Portfolio Investments.
(2)	Consists of the holding, FHA Weyerhaeuser, 7.43%, 1/1/24, listed under Collateralized Mortgage Obligations on the Portfolio’s Schedule of Portfolio Investments.
(3)	Consists of the holding, Cairn Mezzanine plc, Series 2007-3A, Class B1, 1.82%, 8/13/47, listed under Asset Backed Securities on the Portfolio’s Schedule of Portfolio Investments.
(4)	Consists of the holding, Fortis, listed under Rights on the Portfolio’s Schedule of Portfolio Investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Investor Funds

By (Signature and Title)*	/s/ Richard A. Fabietti

Richard A. Fabietti, President

Date	September 25, 2009

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard A. Fabietti

Richard A. Fabietti, President

Date	September 25, 2009

By (Signature and Title)*	/s/ Martin R. Dean

Martin R. Dean, Treasurer

Date	September 25, 2009

* Print the name and title of each signing officer under his or her signature.